United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-23149

Thrivent Core Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Core Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: October 31, 2023

Item 1. Report to Stockholders

(a)        A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is provided.

(b)        Not applicable.

Item 2. Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

            The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $127,530 for the year ended October 31, 2022 and $156,500 for the year ended October 31, 2023.

(b)

Audit-Related Fees

            The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended October 31, 2022 and $0 for the year ended October 31, 2023.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2022 and $0 for the year ended October 31, 2023.

(c)

Tax Fees

            The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $40,015 for the year ended October 31, 2022 and $49,990 for the year ended October 31, 2023.  These fees include payments for tax return compliance services, excise distribution review services and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2022 and $0 for the year ended October 31, 2023.

(d)

All Other Fees

            The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2022 and October 31, 2023.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $4,150 for the year ended October 31, 2022 and $0 for the year ended October 31, 2023.  The 2022 payments were for access to a PwC-sponsored online library and disclosure checklist that provides interpretive guidance regarding U.S. and foreign accounting standards.  These figures are also reported in response to item 4(g) below.

(e)

Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)

Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2023 were for work performed by persons other than full-time permanent employees of PwC.

(g)

The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending October 31, 2022 and October 31, 2023 were $4,150 and $0 respectively.  These figures are also reported in response to item 4(d) above.

(h)

Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated  Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)

Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment  Companies

Not applicable

Item 13. Exhibits

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE attached hereto.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)

Change in the registrant’s independent public accountant: Not applicable

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 28, 2023

Thrivent Core Funds

By:   /s/ Michael W. Kremenak

        Michael W. Kremenak
                                                                                            President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 28, 2023

By:   /s/ Michael W. Kremenak

        Michael W. Kremenak
                                                                                            President
                                                                                (principal executive officer)

Date: December 28, 2023

By:   /s/ Sarah L. Bergstrom

        Sarah L. Bergstrom
                                                                                            Treasurer and Principal Accounting Officer
                                                                                (principal financial officer)
Annual Report
October 31, 2023
Thrivent Core Funds

Table of Contents
Portfolio Perspectives
Thrivent Core Emerging Markets Debt Fund 2
Thrivent Core Emerging Markets Equity Fund 4
Thrivent Core International Equity Fund 6
Thrivent Core Low Volatility Equity Fund 8
Thrivent Core Mid Cap Value Fund 10
Thrivent Core Short-Term Reserve Fund 12
Thrivent Core Small Cap Value Fund 14
Shareholder Expense Example 16
Report of Independent Registered Public Accounting
Firm 17
Schedule of Investments
Thrivent Core Emerging Markets Debt Fund 19
Thrivent Core Emerging Markets Equity Fund 26
Thrivent Core International Equity Fund 35
Thrivent Core Low Volatility Equity Fund 43
Thrivent Core Mid Cap Value Fund 47
Thrivent Core Short-Term Reserve Fund 49
Thrivent Core Small Cap Value Fund 54
Statement of Assets and Liabilities 56
Statement of Operations 58
Statement of Changes in Net Assets 60
Notes to Financial Statements 63
Financial Highlights 74
Additional Information 76
Board of Trustees and Officers 77

Thrivent Core Emerging Markets Debt Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
James B. Carlen, CFA, Portfolio Manager
The Fund seeks to maximize total return while providing high current income and capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Emerging Markets Debt Fund involves risks including emerging markets, sovereign debt, foreign securities, credit, derivatives, high yield, interest rate, investment adviser, issuer, liquidity, market, and non-diversified risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Core Emerging Markets Debt Fund earned a return of 9.08%, compared with its market benchmark, the JP Morgan EMBI Global
Diversified Index, which earned a return of 8.36%.
What factors affected the Fund’s performance?
During the period, the emerging market (EM) debt sector enjoyed a healthy rebound from 2022’s dramatic sell off, driven by spread compression that offset the continued headwind of higher U.S. Treasury yields and six additional rate hikes by the U.S. Federal Reserve
(Fed). Spreads in the EM debt sector tightened back in by 106 basis points to end the period at 436 basis points over Treasuries. Much of the EM debt sector’s favorable performance resulted from various factors including signs of improvement from idiosyncratic distressed stories like El Salvador and Ukraine; progress in economic reforms from countries that have lagged such as Mozambique, Nigeria, and
Brazil; and the anticipation of better-than-expected recoveries from defaulted countries, including Ghana, Zambia, and Sri Lanka. Most of the larger, investment-grade-rated EM countries underperformed because of interest rate headwinds.
During the period, the Fund outperformed its benchmark mainly because of its overweighted positions in the Dominican Republic,
Mozambique, El Salvador, Nigeria, and Ivory Coast, along with its corresponding underweightings in rate-sensitive countries such as the Philippines, Poland, China, and Indonesia. However, the Fund’s underweighted positions in distressed countries that experienced speculative rallies, including Sri Lanka and Zambia, detracted from performance.
What is your outlook?
Going forward, elevated and volatile U.S. Treasury rates are creating a challenging global backdrop. However, we see indications that the
Fed’s longer-than-expected rate hiking cycle is at an end, which should help stabilize Treasury yields and support riskier asset classes like EM debt. However, EM countries face other challenges including a large overhang of sovereign debt and less accessible international capital markets. Our current outlook for EM debt is neutral in part because spreads versus Treasuries are very close to their one- and two-
year averages. We believe outside risks will be the largest drivers of near-term returns in the sector, while debt sustainability will be a more important medium-term performance issue.
A key question for the EM segment will be how the various economies adjust to the new normal of higher rates and less accessible international capital markets. The International Monetary Fund (IMF) and other international financial institutions will remain important for EM funding. However, the emphasis is shifting toward larger adjustments as concessional IMF and World Bank lending still results in more debt for these countries. The depth of domestic capital markets and the ability to attract foreign equity investment will be important differentiators among EM countries. We will continue to carefully monitor the EM landscape to see which countries are forced to restructure their debt and which will find the political will and a plausible path to undertake macroeconomic adjustment.

Major Market Sectors
(% of Net Assets)
Foreign Government 83.3%
Energy 9.9%
Utilities 2.1%
Communications Services 1.2%
Transportation 0.2%
Financials 0.2%
Top 10 Countries
(% of Net Assets)
Mexico 6.2%
Indonesia 5.1%
Dominican Republic 4.5%
Saudi Arabia 3.8%
Turkey 3.5%
Oman 3.5%
Virgin Islands, British 3.4%
Qatar 3.2%
Chile 2.9%
Peru 2.8%
Investments in securities in these countries
represent 38.9% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and
S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Rat-
ings Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Countries
are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
1-Year 5-Year
From Inception
9/5/2017
9.08% 0.68% -0.33%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* JP Morgan EMBI Global Diversified Index is an unmanaged, market-capitalization weighted, total-return index tracking the traded market for U.S. –
dollar – denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core Emerging Markets Equity Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Emerging Markets Equity Fund involves risks including emerging markets, China, foreign securities, derivatives, equity security, foreign currency, investment adviser, issuer, market, non-diversified, quantitative investing, regional, and technology-oriented companies risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Core Emerging Markets Equity Fund earned a return of 12.81%, compared with the return of its market benchmark, the MSCI
Emerging Markets Index (USD Net Returns), of 10.80%.
What factors affected the Fund’s performance?
Emerging market (EM) stocks recovered somewhat from last year’s sharp sell off, although the segment stumbled as the period progressed and China’s economic recovery took center stage. Chinese consumer demand has been slow to recover from post-Covid lockdowns, despite the complete removal of restrictions on activity. This has led to lackluster economic growth and underperformance of Chinese stocks compared to other Asian markets. Chinese stocks have also been hampered by risks in the country’s property sector, with highly leveraged developers facing the danger of default due to the overbuilding of residential properties financed by high levels of debt. In addition, the U.S. and other Western countries have recently focused on both restricting China’s access to sensitive technologies and building supply chains that are less reliant on Chinese suppliers, resulting in another headwind to China's stock market. Meanwhile,
Asian markets outside of China and emerging European markets benefited from this near-shoring dynamic, as Western nations sought to increase economic ties with countries that are closer both geographically and politically. On a regional basis, emerging European stock markets performed best as energy supplies in these countries remained resilient despite cuts in Russian supplies, followed by Asian ex-
China markets. By contrast, rising political instability in much of Latin America caused investors to retreat, which held back stock market returns in that region. In Middle Eastern markets, oil prices were close to unchanged year over year; however, producers were forced to cut their oil output to maintain prices, which led to some significant volatility and lower overall returns in that region.
Most of the Fund’s outperformance versus its MSCI benchmark was generated in Asia, where security selection was broadly strong across the region except for in South Korea. From a factor perspective, the team added value through its exposures to momentum and profitability, especially across Asia, which also benefited the Fund’s relative results. In terms of sectors, stock selection was also strong, most notably in Communication Services, but detracted from the Energy sector. The Fund’s country allocations are generally kept close to the benchmark’s allocations and therefore had little impact on performance during the period. The Fund uses equity index futures to maintain consistent market exposure. The use of these derivatives contributed to the Fund’s returns because they increased market exposure during a period of positive returns.
What is your outlook?
As always, the outlook for EM stocks hinges on developments on both the geopolitical and economic fronts. Although China has been a significant drag on EM stock market performance for the past two years, the country has recently exhibited signs that its market may be starting to come back. We are cautiously optimistic that Chinese economic growth will begin to accelerate and that the market may have found its bottom. However, China’s property market remains a significant overhang to the market. We will watch for any Chinese government intervention in the form of supporting the property sector or bank lending to developers, which could significantly impact stocks. Although it is typically easy to identify a variety of risks across EM countries, EM stock markets are often able to climb the “wall of worry.”
Going forward, factor exposures should continue to drive the investment process for this Fund as we continue to seek out EM equities from profitable companies. In Asia, valuations look compelling for risk factors, while low volatility looks expensive. Outside of Asia, value looks less attractive, while price momentum and earnings momentum have attractive valuations. The Fund’s sector and country weightings will continue to be driven by the companies we own based on the factors we are emphasizing.

Portfolio Composition
(% of Portfolio)
Common Stock 98.1%
Short-Term Investments 1.2%
Preferred Stock 0.7%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 22.6%
Financials 19.6%
Consumer Discretionary 14.8%
Materials 9.8%
Communications Services 9.3%
Industrials 6.3%
Health Care 4.5%
Energy 4.4%
Consumer Staples 3.4%
Real Estate 2.4%
Top 10 Countries
(% of Net Assets)
India 17.2%
Taiwan 15.5%
Cayman Islands 15.0%
China 13.0%
South Korea 11.0%
Brazil 5.9%
Saudi Arabia 3.7%
Indonesia 2.3%
South Africa 2.3%
Mexico 2.1%
Investments in securities in these countries
represent 88.0% of the total net assets of the
Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Average Annual Total
Returns
1
As of October 31, 2023
1-Year
From Inception
1/31/2020
12.81% -2.04%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The MSCI Emerging Markets Index-USD Net Returns is a modified capitalization-weighted index of selected emerging economies from around the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core International Equity Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core International Equity Fund involves risks including equity security, foreign securities, quantitative investing, foreign currency, investment adviser, issuer, large cap, market, mid cap, regional, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Core International Equity Fund earned a return of 13.09%, compared with the return of its market benchmark, the MSCI World Ex-
USA Index (net), of 12.56%.
What factors affected the Fund’s performance?
The European Central Bank followed the U.S. Federal Reserve’s footsteps by increasing short-term rates from 2.0% to 4.5% over the course of the period. Economic growth and stock markets in Europe were relatively weak, however, and Europe appears to be in more immediate danger of potentially falling into recession in the coming year. Corporate earnings growth has also been slower than in the U.S., with expectations for around 0% growth in 2024. As a result, markets anticipate that rates in Europe have already peaked and are likely to fall in the coming year to support growth as inflation has abated. The faster pace of rate increases in Europe also helped support a rise in both the euro and the British pound relative to the U.S. dollar, which provided a boost to returns for U.S.-based investors in European equities. In Japan, decades of deflation have been the biggest concern of the central bank, so a return to a positive inflation rate has been a welcome sign for the economy and market. Interest rates have begun to rise, albeit at a much slower pace than in the U.S. or Europe, with the yield on the 10-year Japanese government bond reaching its highest level in 10 years. As a result, the Japanese yen weakened against other major currencies, hitting its lowest level versus the U.S. dollar since the early 1990s. This has left the yen near levels where the Japanese government has previously intervened to support its value, which has historically been a headwind for foreign investors in Japanese equities. In July, the Bank of Japan announced a loosening of the country’s yield curve control (YCC) policy, which may be the first step in an eventual elimination of the program. Over the period, financial stocks led the Japanese stock market as investors anticipated that the potential for even higher rates would support the profitability of lenders.
Our team uses a quantitative approach to select securities that focus on emphasizing certain factors in the markets that we believe will outperform. During the period, stock selection was the primary driver of the Fund’s outperformance versus its MSCI benchmark, both by country and sector. Selection contributed strongly in Japan, as well as across the Health Care, Real Estate, and Consumer Discretionary
sectors. However, security selection was more challenging in Germany, in particular, as well as in the Consumer Staples, Financials, and Information Technology sectors. From a factor perspective, the team added value through its overweighted exposures to value and profitability. The team continued to employ derivatives to balance the Fund’s equity exposure, which positively impacted performance during the reporting period.
What is your outlook?
In developed markets, we are cautious of recession risk in Europe, where slow economic growth and earnings growth are not expected to improve materially in 2024. In Japan, the end of years of deflation and a return to positive inflation rates and interest rates could be a favorable catalyst for the country’s markets. However, we are conscious of the risk for currency intervention to support the yen, which is at historically weak levels.
In evaluating the environment for quantitative factor investing, we use valuation to inform our expectations for factor returns. In Europe, most factors are moderately valued. We believe the value factor still looks modestly attractive, while growth is somewhat expensive compared to historical norms. In Japan, high-quality factors currently display attractive valuations, while value and yield factors appear expensive compared to historical norms following strong returns recently.
Going forward, factor exposures should continue to drive the investment process for this Fund. Our focus remains on finding international equities from profitable companies with attractive valuations, positive price momentum, low volatility, and high earnings quality. The Fund’s industry and country weightings will continue to be driven by the companies we own based on the factors we are emphasizing.

Portfolio Composition
(% of Portfolio)
Common Stock 99.8%
Short-Term Investments 0.2%
Preferred Stock < 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 18.4%
Industrials 14.9%
Health Care 14.0%
Consumer Discretionary 11.6%
Information Technology 9.5%
Materials 8.1%
Energy 7.0%
Consumer Staples 6.8%
Communications Services 4.1%
Utilities 3.2%
Top 10 Countries
(% of Net Assets)
Japan 20.4%
United Kingdom 12.3%
Canada 10.2%
France 7.9%
Switzerland 7.3%
Germany 6.2%
Australia 6.2%
Netherlands 5.8%
Denmark 4.1%
Spain 3.6%
Investments in securities in these countries
represent 84.0% of the total net assets of the
Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
1-Year 5-Year
From Inception
11/14/2017
13.09% 3.06% 1.30%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The MSCI World Ex-USA Index (Net) is an index which captures large and mid cap representation across 22 of 23 Developed Markets countries, ex-
cluding the United States.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core Low Volatility Equity Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks to provide long-term capital appreciation with lower volatility relative to the domestic equity market. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Low Volatility Equity Fund involves risks including equity security, quantitative investing, market, issuer, investment adviser, large cap, mid cap, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Core Low Volatility Equity Fund earned a return of 1.07%, compared with the return of its market benchmark, the MSCI USA
Minimum Volatility Index (USD), of 2.24%.
What factors affected the Fund’s performance?
Ongoing efforts by the Federal Reserve (Fed) to lower inflation heavily impacted U.S. markets during the period. The Fed increased short-
term rates by 225 basis points before pausing in September, bringing the federal funds target rate to 5.25% - 5.50%. At the same time, longer-term interest rates also rose with the 10-year Treasury increasing 78 basis points to end the period at 4.88%. However, the Treasury yield curve remained inverted with shorter maturities yielding more than longer maturities, which has historically signaled a coming recession. As a result of Fed actions, inflation receded from its mid-2022 highs but remained above the central bank’s long-term 2% target level. While investors widely feared the rapid rise in interest rates would induce a U.S. recession, economic growth remained positive during the period and even showed signs of accelerating. Corporate earnings growth, which is more directly correlated to stock market returns than economic growth data, briefly turned negative in the early part of 2023; however, companies were largely able to respond to sales slowdowns with cost reductions that returned earnings growth to positive. The market now anticipates this favorable earnings growth trend will continue into 2024, leading to a declining probability of recession.
U.S. market returns during the period were heavily concentrated in the largest growth stocks, while the average stock significantly underperformed the market capitalization-weighted indexes. At the other end of the performance spectrum, high dividend-paying sectors such as Real Estate and Utilities had the lowest returns in the face of rising long-term interest rates, particularly in the final three months of the period. These factors led to more modest returns for low-volatility investing versus the overall market because the segment has less exposure to the high-growth stocks that led the U.S. markets, along with more exposure to rate-sensitive sectors that experienced the greatest headwinds from the macroeconomic environment. The top-performing quantitative factors during the period included growth, large capitalization size, and price momentum (stocks that have recently performed well), while low volatility and dividend yield were among the weakest quantitative factors.
Our team uses a quantitative approach to select a broadly diversified portfolio of securities for the Fund with a focus on emphasizing certain factors in the markets that we believe will outperform. The Fund underperformed its benchmark mainly because of notably weak stock selection in the Health Care and Information Technology sectors. Performance was also hindered by the Fund’s emphasis on dividend-yielding stocks, combined with an underweighting to the price momentum factor.
What is your outlook?
U.S. interest rates are likely at or near their peak levels for this cycle and are anticipated to fall later in 2024. Stock markets have already rallied recently based on policy commentary and economic data suggesting an end to rate increases. If inflation remains in check and central banks can achieve the elusive "soft landing" by defeating inflation without causing an economic recession, then we would expect a more sustained rally in risky assets, and factors such as high leverage and high volatility to perform well. However, if rate cuts are needed to stimulate growth and fight a recession, we would expect higher-quality and low-volatility stocks to outperform instead. The current environment appears to favor the soft-landing scenario.
In evaluating the environment for quantitative factor investing, we use valuation to inform our expectations for factor returns. Although our portfolio typically favors higher quality, we are trying to balance that framework with the chance of a more pronounced risk rally. Most factors in the U.S. are at moderate valuations, with conditions more favorable for value, large size, and low volatility; however, growth looks expensive after a recent run of outperformance.
Our long-term expectation is for low-volatility stocks to produce returns similar to the market over a full market cycle, but with lower overall volatility. We will continue to focus on finding profitable companies with low volatility, attractive valuations, positive price momentum, and high-quality earnings. Industry weightings will continue to be driven by the companies we own based on the factors we are emphasizing.

Portfolio Composition
(% of Portfolio)
Common Stock 99.8%
Short-Term Investments 0.2%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Health Care 21.0%
Information Technology 19.8%
Financials 13.6%
Consumer Staples 13.3%
Industrials 11.4%
Utilities 7.0%
Communications Services 6.0%
Consumer Discretionary 5.3%
Energy 1.9%
Materials 0.3%
Top 10 Holdings
(% of Net Assets)
Cisco Systems, Inc. 2.7%
Verizon Communications, Inc. 2.5%
McDonald's Corporation 2.1%
Merck & Company, Inc. 2.1%
Marsh & McLennan Companies, Inc. 2.1%
Vertex Pharmaceuticals, Inc. 2.1%
Mondelez International, Inc. 2.0%
Duke Energy Corporation 1.9%
Roper Industries, Inc. 1.9%
Microsoft Corporation 1.9%
These securities represent 21.3% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
1-Year 5-Year
From Inception
2/28/2018
1.07% 8.72% 8.65%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The MSCI USA Minimum Volatility Index (USD) is an index which aims to reflect the performance characteristics of a minimum variance strategy applied to the large and mid cap USA equity universe.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core Mid Cap Value Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Graham Wong, CFA, and Nicholas E. Griffith, MD, MBA, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Mid Cap Value Fund involves risks including mid cap, value investing, equity security, investment adviser, issuer, and market risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the since-inception period ended October 31, 2023?
Thrivent Core Mid Cap Value Fund earned a return of -7.70%, compared with its market benchmark, the Russell Midcap® Value Index, which earned a return of -8.66% since the Fund’s inception on February 28, 2023.
What factors affected the Fund’s performance?
The Fund outperformed the Russell Midcap® Value Index over the eight months since inception because of positive stock selection and sector allocation. Performance was positive in eight out of 11 sectors, led by Health Care, Utilities, and Information Technology, while performance in the Industrials sector was weak.
In Health Care, medical distributor Cardinal Health outperformed as the company posted strong results in both business segments. The company’s pharmaceutical segment benefited from robust sales of Covid vaccines and other specialty drugs, while the medical segment benefited from pricing actions and lower freight costs.
In Utilities, Constellation Energy, the largest owner of nuclear generation assets in the United States, drove the outperformance. The company is benefiting from higher power prices at its nuclear utilities because of the closure of carbon-based plants and from the future consolidation of nuclear assets.
In Information Technology, Jabil, an electronic manufacturing services company, was a top contributor. The company represents a good example of our investment process. Jabil was underappreciated by the market but is on a path to operational improvement driven by a better business mix. As the company exited its lower-margin iPhone manufacturing business and replaced it with higher-margin businesses like health care, market sentiment improved, driving the stock higher.
Conversely, stock selection detracted in Industrials. Barnes Group, an industrial machinery company, underperformed as the implementation of a turnaround plan for its Industrials segment has been more challenging than expected. Sensata Technologies, an electronic components company, was hurt by cyclical weakness in its Industrial end market as well as share gains by Chinese electric vehicle makers, whose cars carry fewer of Sensata’s products. We have spoken to both management teams and continue to monitor developments closely.
What is your outlook?
Over the past year, the aggressive Federal Reserve (Fed) rate hikes have led to a decline in corporate profits, particularly for smaller businesses. Higher interest rates have also hurt the housing market due to higher mortgage rates, and the banking sector because of higher funding costs. Despite this, the U.S. economy has remained generally resilient as a healthy labor market has helped maintain consumer spending. Going forward, higher unemployment could weaken the U.S. economy. On the other hand, investor sentiment could stay positive if the labor market holds up and the Fed becomes more dovish, leading to a soft landing for the economy.
The Core Mid Cap Value Fund’s process is based on bottom-up stock selection rather than top-down macroeconomic predictions.
Regardless of the economic environment, we continue to seek out companies with a plausible path to operational improvement or those that are undervalued relative to their profitability profile.

Portfolio Composition
(% of Portfolio)
Common Stock 98.0%
Short-Term Investments 2.0%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 18.4%
Industrials 16.8%
Consumer Discretionary 10.3%
Energy 8.9%
Information Technology 7.8%
Materials 7.4%
Health Care 7.4%
Consumer Staples 7.2%
Utilities 5.7%
Real Estate 5.4%
Top 10 Holdings
(% of Net Assets)
General Dynamics Corporation 2.5%
Flowserve Corporation 2.4%
Allstate Corporation 2.4%
JB Hunt Transport Services, Inc. 2.1%
Laboratory Corporation of America
Holdings 2.1%
Celanese Corporation 2.0%
US Foods Holding Corporation 2.0%
Sensata Technologies Holding plc 1.9%
Carlyle Group, Inc. 1.8%
Berry Plastics Group, Inc. 1.8%
These securities represent 21.0% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
From Inception 2/28/2023
-7.70%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The Russell Midcap® Value Index is an index composed of mid-capitalization U.S. equities that exhibit value characteristics.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core Short-Term Reserve Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
William D. Stouten, Portfolio Manager
The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.
Investment in Thrivent Core Short-Term Reserve Fund involves interest rate, mortgage-backed and other asset-backed securities, credit, cybersecurity, financial sector, government securities, investment adviser, portfolio turnover rate, prepayment, redemption and lending, redemption and share ownership, and regulatory risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Thrivent Core Short-Term Reserve Fund's primary role is to serve as a cash sweep vehicle for Thrivent Mutual Funds and Thrivent Series
Fund, Inc. To help meet this objective, the Fund is invested in investment-grade fixed-income securities; however, its overall weighted average maturity is limited to 180 days or less to help us manage the fluctuation in the Fund’s underlying share price. Investments consist of U.S. dollar-denominated debt securities such as obligations of federal, state, and local governments, their agencies and instrumentalities; mortgage-backed and asset-backed securities; corporate debt securities; time deposits; commercial paper; repurchase agreements; and other securities that have debt-like characteristics. The Fund may also invest in other investment companies that have exposure to fixed-income securities.
How did the Fund perform during the 12-month period ended October 31, 2023?
The Thrivent Core Short-Term Reserve Fund earned a return of 5.27%. Its 30-day SEC yield rose throughout the period to end at 5.66%, primarily because of increases in the federal funds rate.
What factors affected the Fund's performance?
The Federal Reserve (Fed) continued its rate-hiking campaign as inflation remained stubbornly high amid surprisingly strong U.S.
employment and economic growth. The Fed hiked six additional times during the period before pausing in September, bringing the federal funds target rate to 5.25% - 5.50%. Interest rates rose across the Treasury yield curve and the curve remained inverted with shorter maturities yielding more than longer maturities, which has historically signaled a coming recession. The three-month Treasury bill rate increased to 5.59% by period end, while the yield on the 10-year Treasury ended at 4.88%. Although inflation cooled significantly from its mid-2022 peak, it remained above the Fed’s long-term 2% target. As a result, the Fed telegraphed a higher-for-longer rates narrative that rattled financial markets in the final weeks of the period. Volatility remained elevated as investors digested Fed comments and pushed out expectations for rate cuts further in 2024.
Attractive yield levels, combined with ongoing uncertainty surrounding the economy and inflation, led investors to pour record amounts into money market funds during the period. As a result, the financial system remained flooded with more excess cash than the available supply of short-term securities, which continued to put downward pressure on the rates of available government securities. Following the end of the debt ceiling debate in early June, the U.S. Treasury also offered a deluge of new Treasury bill issuance to refill its coffers.
We continued to emphasize floating-rate securities, which adjust periodically to changing interest rates and comprised more than 28%
of the portfolio. We increased the Fund’s exposures in commercial paper to approximately 68% and U.S. government obligations to approximately 12% over the period. On the other hand, we lowered the Fund’s exposure to corporate bonds to around 14%, certificates of deposit (CDs) to around 6%, and asset-backed securities to less than 1%.
The Fund’s weighted average maturity (WAM) increased slightly from 18 days at the beginning of the fiscal year to 28 days by the period's end. We typically target an average WAM of less than 65 days because it reduces the price sensitivity of the Fund’s portfolio to changes in interest rates and aids with liquidity. The Fund’s weighted average life (WAL) also increased slightly from 72 days to 79 days. At the end of
October 2023, the Fund’s net assets totaled approximately $4.17 billion.
What is your outlook?
While the U.S. economy has slowed, it has not yet felt the full impact of higher interest rates and tighter lending standards. At the same time, the Fed has reiterated that its primary focus is to bring inflation back in line with its target; therefore, we don’t believe a pivot to rate cuts will happen anytime soon. We will continue to monitor inflation, economic growth, Fed moves, and other developments that could affect the market.
Because the primary purpose of the Fund is to provide liquidity to Thrivent Mutual Funds and Thrivent Series Fund, Inc., we will continue to manage its portfolio conservatively to preserve liquidity and minimize net asset value (NAV) volatility.

Portfolio Composition
(% of Portfolio)
Short-Term Investments 100.0%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 36.5%
Utilities 17.4%
Consumer Cyclical 14.2%
U.S. Government & Agencies 12.9%
Capital Goods 4.1%
Basic Materials 3.6%
Foreign 2.7%
Transportation 2.5%
Consumer Non-Cyclical 2.5%
Energy 1.8%
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes 1.1%
Federal Home Loan Bank 1.1%
Federal Farm Credit Bank 1.1%
Federal Agricultural Mortgage
Corporation 1.0%
Enterprise Products Operating, LLC 1.0%
Sempra 0.9%
Dealers Capital Access Trust, LLC 0.8%
Royal Bank of Canada 0.7%
Public Service Enterprise Group, Inc. 0.7%
Toronto-Dominion Bank 0.7%
These securities represent 9.1% of the total net
assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
1-Year 5-Year
From Inception
5/2/2016
5.27% 2.09% 1.85%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The Bloomberg Short-term Government/Corporate Index – 3-6 months is an index which measures the performance of USD denominated, fixed rate, investment grade bonds that are in the government or corporate sector and have a remaining maturity of 3-6 months.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core Small Cap Value Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Christopher J. Parker, CFA, and Charmaine Chan, PhD, CFA, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Small Cap Value Fund involves risks including small cap, value investing, equity security, investment adviser, issuer, and market risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Core Small Cap Value Fund earned a return of -7.97%, compared with its market benchmarks, the Russell 2000® Value Index, and the S&P SmallCap 600 Value Index, which earned returns of -9.93% and -9.68%, respectively.
What factors affected the Fund’s performance?
During the reporting period, the Fund outperformed both the Russell 2000® Value Index and the S&P Small Cap 600 Value Index mainly because of favorable sector allocations, which were somewhat offset by adverse stock selection. Versus the Russell 2000® Value Index, allocation decisions contributed positively to performance in nine of 11 sectors, led by the Fund’s underweighted positions in Financials,
Health Care, Utilities, and Real Estate. Overweighted allocations in Industrials, Materials, and Consumer Discretionary were also noteworthy positive contributors to the Fund’s relative performance. An underweighted position in Energy was the most notable detractor from a sector allocation point of view.
Security selection benefited relative performance in five of 11 sectors, led by Information Technology, where the Fund experienced favorable results from Celestica and National Instruments. Selection in Consumer Staples also contributed to performance with noteworthy positive impacts from Casey’s General Stores and Lamb Weston Holdings. In the Materials sector, the Fund saw strong results from its holdings in Carpenter Technology, Summit Materials, and AptarGroup. Additionally, selection was positive in the Health Care and
Financials sectors. Security selection negatively impacted returns in five sectors led by Consumer Discretionary, where positions in Everi
Holdings, Cedar Fair, and Zumiez detracted. In Real Estate, the Fund’s holdings in Cushman & Wakefield underperformed. Also, selection in Industrials was a headwind to relative performance due to positions in Barnes Group and Resources Connection. In addition, security selection detracted in the Energy and Utilities sectors.
What is your outlook?
Financial markets continue to search for clarity regarding the end of the Federal Reserve’s 18-month-long rate hiking campaign.
Investors question if the rate hikes have been sufficient to slow inflation to the Federal Reserve's target and if the cumulative impact will drive the U.S. economy into some level of recession. The ever-changing views surrounding these issues have driven notable moves in equity markets over the past several months. While these shorter-term issues are important and play a role in portfolio construction, our investment process is focused on finding opportunities to purchase companies with sound or improving long-term fundamentals. We look for companies that can be acquired at substantial discounts to our estimate of intrinsic value and are capable of driving growth through operating income expansion and cash flows. Our view of intrinsic value is based on the long-term cash generation capabilities of the business, which is typically only modestly influenced by short-term shifts in profitability. While overall growth in corporate profits may be somewhat limited in the near term, we believe the current environment continues to present opportunities to uncover attractive long-term investments for our investors. At period end, the Fund’s most significant overweighted allocations included the Industrials, Information
Technology, and Materials sectors, while its most meaningful underweighted sectors included Real Estate, Financials, and Energy.

Portfolio Composition
(% of Portfolio)
Common Stock 97.2%
Short-Term Investments 2.8%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 21.0%
Financials 20.6%
Consumer Discretionary 12.3%
Information Technology 8.6%
Materials 8.0%
Energy 6.6%
Health Care 6.4%
Real Estate 5.1%
Consumer Staples 4.9%
Utilities 2.4%
Top 10 Holdings
(% of Net Assets)
AAR Corporation 2.2%
Grand Canyon Education, Inc. 2.2%
TechnipFMC plc 2.2%
Voya Financial, Inc. 2.2%
Casey's General Stores, Inc. 2.0%
NOV, Inc. 2.0%
Schneider National, Inc. 2.0%
Summit Materials, Inc. 2.0%
RLI Corporation 1.9%
Kirby Corporation 1.9%
These securities represent 20.6% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
1-Year From Commencement 3/31/2022
-7.97% -8.97%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
** The S&P SmallCap 600 Value Index is a market capitalization weighted index. All the stocks in the underlying parent index are allocated into value or growth. Stocks that do not have pure value or pure growth characteristics have their market caps distributed between the value & growth indices. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur ongoing costs, including administrative fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May
1, 2023 through October 31, 2023.
Actual Expenses
In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled
"Expenses Paid during Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.
Beginning Account
Value 5/1/2023
Ending Account Value
10/31/2023
Expenses Paid During
Period  5/1/2023
- 10/31/2023
*
Annualized Expense
Ratio
Thrivent Core Emerging Markets Debt Fund
Actual
$1,000 $987 $0.24 0.05%
Hypothetical
**
$1,000 $1,025 $0.25 0.05%
Thrivent Core Emerging Markets Equity Fund
Actual
$1,000 $961 $0.96 0.19%
Hypothetical
**
$1,000 $1,024 $0.99 0.19%
Thrivent Core International Equity Fund
Actual
$1,000 $943 $0.46 0.09%
Hypothetical
**
$1,000 $1,025 $0.48 0.09%
Thrivent Core Low Volatility Equity Fund
Actual
$1,000 $959 $0.19 0.04%
Hypothetical
**
$1,000 $1,025 $0.20 0.04%
Thrivent Core Mid Cap Value Fund
Actual
$1,000 $962 $0.24 0.05%
Hypothetical
**
$1,000 $1,025 $0.25 0.05%
Thrivent Core Short-Term Reserve Fund
Actual
$1,000 $1,028 $0.03 0.01%
Hypothetical
**
$1,000 $1,025 $0.03 0.01%
Thrivent Core Small Cap Value Fund
Actual
$1,000 $955 $0.23 0.05%
Hypothetical
**
$1,000 $1,025 $0.24 0.05%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by
186/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

To the Board of Trustees of Thrivent Core Funds and Shareholders of each of the seven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Thrivent Core Funds, hereafter collectively referred to as the "Funds") as of October 31, 2023, the related statements of operations and statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant
Thrivent Core Emerging Markets Debt Fund (1) Thrivent Core Low Volatility Equity Fund (1)
Thrivent Core Emerging Markets Equity Fund (1) Thrivent Core Short-Term Reserve Fund (1)
Thrivent Core International Equity Fund (1) Thrivent Core Small Cap Value Fund (2)
Thrivent Core Mid Cap Value Fund (3)
(1) Statement of operations for the year ended October 31, 2023 and the statement of changes in net assets for the years ended October 31, 2023 and 2022
(2) Statement of operations for the year ended October 31, 2023 and the statement of changes in net assets for the year ended October 31, 2023 and for the period March 31, 2022 (commencement of operations) through October
31, 2022
(3) Statement of operations and statement of changes in net assets for the period February 28, 2023 (commencement of operations) through October 31, 2023
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, www.pwc.com/us
Report of Independent Registered Public Accounting Firm

estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
Minneapolis, Minnesota
December 18, 2023
We have served as the auditor of one or more investment companies in the Thrivent Financial investment company complex since 1987.

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 96.9% ) Value
Angola (2.5%)
Angola Government International
Bond
$ 1,000,000 9.500%,  11/12/2025 $ 959,904
13,000,000 8.250%,  5/9/2028 10,985,000
6,000,000 8.750%,  4/14/2032
a
4,662,696
2,000,000 9.125%,  11/26/2049 1,400,000
Total 18,007,600
Argentina (1.2%)
Argentina Government International
Bond
1,800,000 0.750%,  7/9/2030
b
497,449
15,700,000 3.625%,  7/9/2035
b
3,852,136
15,700,000 3.500%,  7/9/2041
b
4,094,984
Total 8,444,569
Azerbaijan (0.6%)
Azerbaijan Government
International Bond
5,900,000 3.500%,  9/1/2032 4,602,354
Total 4,602,354
Bahrain (2.1%)
Bahrain Government International
Bond
1,000,000 4.250%,  1/25/2028 896,212
1,000,000 5.250%,  1/25/2033 817,028
3,000,000 5.625%,  5/18/2034
a
2,456,250
1,000,000 7.750%,  4/18/2035
a
958,876
6,000,000 7.500%,  9/20/2047
a
5,008,800
1,000,000 7.500%,  9/20/2047 834,800
CBB International Sukuk
Programme SPC
4,000,000 6.250%,  11/14/2024 3,955,920
Total 14,927,886
Brazil (2.6%)
Brazil Government International
Bond
5,800,000 4.750%,  1/14/2050 3,871,475
3,000,000 2.875%,  6/6/2025 2,849,391
1,000,000 4.500%,  5/30/2029 920,411
7,000,000 3.875%,  6/12/2030
c
6,013,854
4,300,000 5.000%,  1/27/2045 3,079,064
2,000,000 5.625%,  2/21/2047 1,530,558
Total 18,264,753
Canada (1.0%)
Canacol Energy, Ltd.
3,000,000 5.750%,  11/24/2028
a
2,163,000
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
a
5,195,434
Total 7,358,434
Chile (2.9%)
Chile Government International
Bond
1,700,000 3.100%,  1/22/2061 912,437
8,500,000 3.500%,  1/25/2050
c
5,361,474
1,200,000 3.125%,  1/21/2026 1,139,726
2,600,000 3.240%,  2/6/2028 2,365,808
Principal
Amount Long-Term Fixed Income (96.9%) Value
Chile (2.9%) - continued
$ 10,850,000 2.550%,  7/27/2033
c
$ 8,122,466
2,000,000 3.500%,  1/31/2034 1,606,015
2,000,000 4.340%,  3/7/2042
c
1,546,573
Total 21,054,499
Colombia (2.8%)
Colombia Government International
Bond
3,375,000 3.875%,  4/25/2027 3,071,971
786,000 3.125%,  4/15/2031 581,077
1,000,000 7.500%,  2/2/2034 935,188
1,500,000 7.375%,  9/18/2037 1,350,157
10,500,000 6.125%,  1/18/2041 8,011,148
3,000,000 4.125%,  2/22/2042 1,781,141
1,605,000 5.625%,  2/26/2044 1,121,629
3,000,000 5.000%,  6/15/2045 1,919,143
Ecopetrol SA
1,000,000 8.875%,  1/13/2033 960,402
Total 19,731,856
Costa Rica (1.0%)
Costa Rica Government
International Bond
3,000,000 6.550%,  4/3/2034
a
2,853,115
4,900,000 7.000%,  4/4/2044 4,487,314
Total 7,340,429
Dominican Republic (4.5%)
Dominican Republic Government
International Bond
1,300,000 6.875%,  1/29/2026
a
1,294,977
1,000,000 5.950%,  1/25/2027
a
962,122
3,000,000 5.500%,  2/22/2029
a
2,730,152
4,500,000 4.875%,  9/23/2032
a
3,636,382
300,000,000 11.250%,  9/15/2035
a,d
5,203,273
2,500,000 7.450%,  4/30/2044
a
2,249,186
3,900,000 6.850%,  1/27/2045 3,245,405
8,300,000 6.500%,  2/15/2048
a
6,596,955
8,000,000 6.400%,  6/5/2049
a
6,267,117
Total 32,185,569
Ecuador (1.0%)
Ecuador Government International
Bond
2,500,000 6.000%,  7/31/2030
b
1,264,805
14,800,000 3.500%,  7/31/2035
b
5,599,531
Total 6,864,336
Egypt (1.9%)
Egypt Government International
Bond
2,500,000 7.500%,  2/16/2061
a
1,231,550
2,000,000 8.875%,  5/29/2050
a
1,059,040
2,000,000 8.750%,  9/30/2051
a
1,055,000
500,000 8.150%,  11/20/2059
a
255,550
3,300,000 7.600%,  3/1/2029 2,048,383
3,500,000 7.053%,  1/15/2032
a
1,971,270
3,000,000 8.500%,  1/31/2047 1,552,800
9,000,000 7.903%,  2/21/2048 4,557,204
Total 13,730,797

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.9%) Value
El Salvador (0.8%)
El Salvador Government
International Bond
$ 3,300,000 8.625%,  2/28/2029
c
$ 2,690,833
4,500,000 7.625%,  2/1/2041 3,001,052
Total 5,691,885
Gabon (0.3%)
Gabon Government International
Bond
662,000 6.950%,  6/16/2025 576,583
2,000,000 6.625%,  2/6/2031 1,411,608
Total 1,988,191
Ghana (1.1%)
Ghana Government International
Bond
2,000,000 6.375%,  2/11/2027
e
844,680
3,000,000 7.750%,  4/7/2029
a,e
1,268,040
3,556,000 8.625%,  4/7/2034
a,e
1,498,356
1,444,000 8.625%,  4/7/2034
e
608,444
4,000,000 7.875%,  2/11/2035
a,e
1,705,840
4,000,000 8.875%,  5/7/2042
e
1,652,840
Total 7,578,200
Guatemala (1.7%)
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
a
795,624
4,590,000 4.500%,  5/3/2026 4,328,152
3,700,000 4.375%,  6/5/2027 3,390,128
3,000,000 5.375%,  4/24/2032 2,663,086
1,000,000 4.650%,  10/7/2041
a
690,739
Total 11,867,729
Honduras (0.1%)
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027
c
931,710
Total 931,710
Hungary (1.1%)
Hungary Government International
Bond
3,000,000 5.250%,  6/16/2029
a
2,826,000
3,000,000 6.250%,  9/22/2032
a
2,883,066
Magyar Export-Import Bank Zrt
2,500,000 6.125%,  12/4/2027
a
2,445,265
Total 8,154,331
Indonesia (5.1%)
Indonesia Government International
Bond
2,000,000 4.125%,  1/15/2025 1,963,976
6,100,000 4.750%,  1/8/2026
a
5,977,933
3,700,000 4.100%,  4/24/2028 3,473,089
3,400,000 6.625%,  2/17/2037
a
3,518,334
2,000,000 7.750%,  1/17/2038
a
2,279,777
726,000 6.750%,  1/15/2044
a
759,642
4,000,000 5.125%,  1/15/2045
a
3,463,966
1,200,000 5.250%,  1/8/2047
a
1,046,717
1,500,000 4.350%,  1/11/2048 1,141,573
Principal
Amount Long-Term Fixed Income (96.9%) Value
Indonesia (5.1%) - continued
Pertamina Persero PT
$ 1,500,000 6.450%,  5/30/2044 $ 1,381,952
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 649,097
2,000,000 3.375%,  2/5/2030 1,680,000
2,400,000 5.250%,  10/24/2042 1,878,451
Perusahaan Penerbit SBSN
Indonesia III
1,500,000 4.150%,  3/29/2027
a
1,428,318
1,500,000 4.400%,  6/6/2027
a
1,436,184
PT Perusahaan Gas Negara
(Persero) Tbk PT
4,000,000 5.125%,  5/16/2024 3,976,920
Total 36,055,929
Ivory Coast (1.8%)
Ivory Coast Government
International Bond
16,000,000 6.125%,  6/15/2033
c
13,102,400
Total 13,102,400
Jersey (1.4%)
Galaxy Pipeline Assets Bidco, Ltd.
4,247,200 2.160%,  3/31/2034 3,438,372
6,500,000 2.625%,  3/31/2036
a
4,896,809
1,866,240 2.940%,  9/30/2040
a
1,377,058
Total 9,712,239
Jordan (0.9%)
Jordan Government International
Bond
2,500,000 7.500%,  1/13/2029
a
2,322,035
4,500,000 5.850%,  7/7/2030 3,797,820
Total 6,119,855
Kazakhstan (0.8%)
Kazakhstan Government
International Bond
4,000,000 6.500%,  7/21/2045 3,920,000
KazMunayGas National Company
JSC
1,000,000 3.500%,  4/14/2033 727,500
1,700,000 5.750%,  4/19/2047 1,259,734
Total 5,907,234
Kenya (0.7%)
Kenya Government International
Bond
4,000,000 6.875%,  6/24/2024 3,819,280
1,500,000 8.000%,  5/22/2032 1,172,910
Total 4,992,190
Lebanon (0.1%)
Lebanon Government International
Bond
10,000,000 6.650%,  4/22/2024
e
620,400
3,000,000 6.600%,  11/27/2026
e
180,540
5,000,000 6.850%,  3/23/2027
e
301,860
Total 1,102,800

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.9%) Value
Luxembourg (0.6%)
EIG Pearl Holdings SARL
$ 3,500,000 3.545%,  8/31/2036
a
$ 2,730,000
Greensaif Pipelines Bidco SARL
2,000,000 6.129%,  2/23/2038
a
1,857,502
Total 4,587,502
Malaysia (1.2%)
Petronas Capital, Ltd.
3,500,000 4.550%,  4/21/2050 2,718,187
6,400,000 3.500%,  4/21/2030 5,598,471
Total 8,316,658
Mexico (6.2%)
America Movil SAB de CV
3,000,000 5.375%,  4/4/2032
a
2,525,201
Comision Federal de Electricidad
1,000,000 3.875%,  7/26/2033
a
724,851
Mexico Government International
Bond
7,240,000 6.338%,  5/4/2053 6,329,368
781,000 4.150%,  3/28/2027 748,642
885,000 3.750%,  1/11/2028 815,677
2,000,000 5.400%,  2/9/2028 1,961,808
2,000,000 3.500%,  2/12/2034 1,527,159
5,800,000 6.050%,  1/11/2040 5,205,507
2,000,000 4.600%,  2/10/2048 1,400,524
Petroleos Mexicanos
14,300,000 7.690%,  1/23/2050 8,831,378
1,000,000 8.750%,  6/2/2029 884,354
900,000 6.840%,  1/23/2030 700,874
8,200,000 5.950%,  1/28/2031 5,867,100
1,915,000 6.700%,  2/16/2032 1,411,960
7,600,000 6.625%,  6/15/2035 5,012,815
Total 43,947,218
Mongolia (0.2%)
Mongolia Government International
Bond
1,700,000 5.125%,  4/7/2026 1,581,806
Total 1,581,806
Morocco (0.4%)
Morocco Government International
Bond
3,000,000 4.000%,  12/15/2050 1,776,000
OCP SA
1,500,000 5.125%,  6/23/2051 959,640
Total 2,735,640
Mozambique (1.2%)
Mozambique Government
International Bond
10,861,000 9.000%,  9/15/2031 8,362,970
Total 8,362,970
Principal
Amount Long-Term Fixed Income (96.9%) Value
Namibia (0.3%)
Namibia Government International
Bond
$ 2,000,000 5.250%,  10/29/2025 $ 1,895,320
Total 1,895,320
Netherlands (1.3%)
AES Andres BV
2,000,000 5.700%,  5/4/2028
a
1,753,957
IHS Netherlands Holdco BV
3,000,000 8.000%,  9/18/2027
a
2,445,000
Majapahit Holding BV
2,000,000 7.875%,  6/29/2037 2,120,000
Petrobras Global Finance BV
3,000,000 6.500%,  7/3/2033 2,793,486
Total 9,112,443
Nigeria (2.3%)
Nigeria Government International
Bond
15,100,000 7.875%,  2/16/2032 12,083,775
1,000,000 7.375%,  9/28/2033
a
750,720
5,000,000 7.696%,  2/23/2038 3,556,250
Total 16,390,745
Oman (3.5%)
Oman Government International
Bond
4,000,000 4.875%,  2/1/2025 3,918,000
5,000,000 4.750%,  6/15/2026
a
4,794,700
4,000,000 5.625%,  1/17/2028
a
3,865,760
4,500,000 7.375%,  10/28/2032
a
4,667,787
8,500,000 6.750%,  1/17/2048
a,c
7,596,450
Total 24,842,697
Pakistan (0.7%)
Pakistan Government International
Bond
2,000,000 6.000%,  4/8/2026
a
1,090,000
4,500,000 6.875%,  12/5/2027 2,375,100
3,000,000 7.375%,  4/8/2031
a
1,470,000
Total 4,935,100
Panama (2.4%)
Aeropuerto Internacional de
Tocumen SA
2,000,000 4.000%,  8/11/2041
a
1,427,500
Panama Bonos del Tesoro
7,000,000 3.362%,  6/30/2031 5,371,590
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 3,004,250
3,000,000 3.750%,  3/16/2025 2,888,664
5,079,000 6.700%,  1/26/2036 4,753,982
Total 17,445,986
Paraguay (1.6%)
Paraguay Government International
Bond
4,800,000 5.400%,  3/30/2050 3,587,230
3,500,000 4.700%,  3/27/2027 3,331,779

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.9%) Value
Paraguay (1.6%) - continued
$ 2,000,000 5.850%,  8/21/2033
a
$ 1,843,575
1,000,000 6.100%,  8/11/2044 836,955
2,000,000 5.600%,  3/13/2048
c
1,540,961
Total 11,140,500
Peru (2.8%)
Fondo Mivivienda SA
2,000,000 4.625%,  4/12/2027
a,c
1,883,627
Peru Government International
Bond
11,000,000 2.783%,  1/23/2031 8,805,958
1,100,000 8.750%,  11/21/2033 1,282,175
2,000,000 3.000%,  1/15/2034 1,512,693
6,000,000 3.300%,  3/11/2041 3,968,061
Petroleos del Peru SA
4,500,000 5.625%,  6/19/2047
a
2,462,312
Total 19,914,826
Philippines (2.1%)
Philippines Government
International Bond
3,000,000 4.200%,  1/21/2024 2,987,610
3,000,000 3.750%,  1/14/2029 2,749,500
5,025,000 7.750%,  1/14/2031 5,593,277
1,625,000 6.375%,  10/23/2034 1,665,095
2,420,000 3.950%,  1/20/2040 1,835,519
Total 14,831,001
Poland (0.6%)
Bank Gospodarstwa Krajowego
1,500,000 5.375%,  5/22/2033
a
1,393,125
Republic of Poland Government
International Bond
3,000,000 4.875%,  10/4/2033 2,777,292
Total 4,170,417
Qatar (3.2%)
Qatar Government International
Bond
4,800,000 4.400%,  4/16/2050
a
3,698,928
6,000,000 3.375%,  3/14/2024
a
5,941,152
3,000,000 3.250%,  6/2/2026
a
2,844,970
1,000,000 3.750%,  4/16/2030
a
912,500
1,000,000 5.750%,  1/20/2042
a
961,200
8,000,000 4.817%,  3/14/2049
a
6,539,440
QatarEnergy
3,000,000 3.125%,  7/12/2041
a
1,970,100
Total 22,868,290
Romania (2.7%)
Romania Government International
Bond
4,100,000 4.000%,  2/14/2051 2,514,350
2,000,000 3.000%,  2/27/2027 1,807,228
6,000,000 5.250%,  11/25/2027
a
5,790,144
1,000,000 6.625%,  2/17/2028
a
1,000,000
4,000,000 3.000%,  2/14/2031 3,165,080
3,500,000 3.625%,  3/27/2032
a
2,770,250
2,000,000 7.125%,  1/17/2033
a
1,988,904
Total 19,035,956
Principal
Amount Long-Term Fixed Income (96.9%) Value
Saudi Arabia (3.8%)
Saudi Arabia Government
International Bond
$ 10,600,000 3.750%,  1/21/2055 $ 6,702,380
6,300,000 3.250%,  10/26/2026
a
5,893,650
4,000,000 3.625%,  3/4/2028
a
3,695,920
2,300,000 4.375%,  4/16/2029
a
2,158,375
5,000,000 2.250%,  2/2/2033
a
3,753,500
1,500,000 4.500%,  10/26/2046 1,123,410
Saudi Arabian Oil Company
4,500,000 2.250%,  11/24/2030
a
3,532,356
Total 26,859,591
Senegal (0.9%)
Senegal Government International
Bond
1,500,000 6.250%,  7/30/2024 1,470,255
5,700,000 6.250%,  5/23/2033 4,490,118
1,000,000 6.750%,  3/13/2048 661,876
Total 6,622,249
Serbia (0.6%)
Serbia Government International
Bond
1,000,000 6.250%,  5/26/2028
a
972,600
3,500,000 6.500%,  9/26/2033
a
3,299,016
Total 4,271,616
South Africa (2.2%)
Eskom Holdings SOC, Ltd.
1,000,000 7.125%,  2/11/2025 980,000
6,000,000 6.350%,  8/10/2028
a
5,422,800
2,000,000 8.450%,  8/10/2028 1,892,848
South Africa Government
International Bond
3,500,000 6.250%,  3/8/2041 2,615,816
2,000,000 5.375%,  7/24/2044 1,314,280
5,100,000 5.650%,  9/27/2047 3,311,124
Total 15,536,868
Sri Lanka (1.0%)
Sri Lanka Government International
Bond
6,000,000 6.825%,  7/18/2026
e
3,089,658
5,000,000 6.200%,  5/11/2027
e
2,485,999
1,000,000 6.750%,  4/18/2028
e
496,864
2,000,000 7.550%,  3/28/2030
e
994,270
Total 7,066,791
Trinidad and Tobago (0.8%)
Heritage Petroleum Company, Ltd.
2,000,000 9.000%,  8/12/2029
a
2,076,000
Telecommunications Services of
Trinidad and Tobago, Ltd.
4,300,000 8.875%,  10/18/2029
a
3,612,000
Total 5,688,000
Turkey (3.5%)
Turkiye Government International
Bond
2,000,000 5.750%,  3/22/2024 1,990,000
4,000,000 6.375%,  10/14/2025 3,889,120

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.9%) Value
Turkey (3.5%) - continued
$ 5,600,000 6.125%,  10/24/2028 $ 5,064,528
4,800,000 6.500%,  9/20/2033
c
4,019,712
2,639,000 6.875%,  3/17/2036 2,179,075
4,435,000 6.750%,  5/30/2040 3,422,250
2,000,000 6.000%,  1/14/2041 1,422,600
1,000,000 4.875%,  4/16/2043 607,580
1,800,000 5.750%,  5/11/2047 1,172,088
Turkiye Ihracat Kredi Bankasi AS
1,500,000 9.375%,  1/31/2026
a,c
1,520,790
Total 25,287,743
Ukraine (0.7%)
State Agency of Roads of Ukraine
3,000,000 6.250%,  6/24/2028
a,e
765,120
Ukraine Government International
Bond
2,000,000 7.750%,  9/1/2026
e
562,500
3,000,000 7.750%,  9/1/2028
e
841,152
1,900,000 9.750%,  11/1/2030
e
545,300
2,000,000 6.876%,  5/21/2031
e
496,000
7,500,000 7.375%,  9/25/2034
e
1,876,890
Total 5,086,962
United Arab Emirates (2.8%)
Abu Dhabi Government
International Bond
2,500,000 3.875%,  4/16/2050
a
1,765,565
3,000,000 3.000%,  9/15/2051
a
1,770,948
3,000,000 3.125%,  5/3/2026
a
2,832,708
8,500,000 2.500%,  9/30/2029
a,c
7,306,600
Finance Department Government
of Sharjah
6,000,000 4.000%,  7/28/2050
a
3,399,000
UAE Government International
Bond
3,000,000 4.050%,  7/7/2032
a
2,730,960
Total 19,805,781
United Kingdom (0.3%)
NAK Naftogaz Ukraine
4,000,000 7.625%,  11/8/2026
a
1,938,000
Total 1,938,000
Uruguay (2.2%)
Uruguay Government International
Bond
3,000,000 4.975%,  4/20/2055 2,510,364
2,000,000 5.100%,  6/18/2050 1,729,156
11,840,312 4.375%,  1/23/2031 11,184,427
Total 15,423,947
Uzbekistan (0.7%)
Uzbekistan Government
International Bond
1,000,000 3.700%,  11/25/2030 760,424
4,000,000 3.900%,  10/19/2031
a
2,999,808
Uzbekneftegaz JSC
2,000,000 4.750%,  11/16/2028
a
1,570,176
Total 5,330,408
Principal
Amount Long-Term Fixed Income (96.9%) Value
Vietnam (0.7%)
Vietnam Government International
Bond
$ 5,400,000 4.800%,  11/19/2024 $ 5,293,080
Total 5,293,080
Virgin Islands, British (3.4%)
Sinopec Group Overseas
Development 2017, Ltd.
5,000,000 3.625%,  4/12/2027 4,715,672
Sinopec Group Overseas
Development 2018, Ltd.
6,200,000 2.300%,  1/8/2031 5,042,166
State Grid Overseas Investment
2016, Ltd.
12,500,000 2.875%,  5/18/2026 11,718,579
3,000,000 3.500%,  5/4/2027 2,811,315
Total 24,287,732
Total Long-Term Fixed Income
(cost $870,206,806) 690,331,618
Shares
Collateral Held for Securities
Loaned ( 3.3% )
23,592,892 Thrivent Cash Management Trust 23,592,892
Total Collateral Held for
Securities Loaned
(cost $23,592,892) 23,592,892
Shares Short-Term Investments ( 1.6% )
Thrivent Core Short-Term Reserve
Fund
1,128,784 5.690% 11,287,844
Total Short-Term Investments
(cost $11,287,844) 11,287,844
Total Investments (cost
$905,087,542) 101.8% $725,212,354
Other Assets and Liabilities,
Net (1.8%) (12,638,760)
Total Net Assets 100.0% $712,573,594
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2023, the value of these investments was $243,145,995 or
34.1% of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2023.
c All or a portion of the security is on loan.
d Principal amount is displayed in Dominican Republic Pesos.
e Defaulted security.  Interest is not being accrued.

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of October 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 22,271,678
Total lending $22,271,678
Gross amount payable upon return of
collateral for securities loaned $23,592,892
Net amounts due to counterparty $1,321,214
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,018,099
Gross unrealized depreciation (167,068,692)
Net unrealized appreciation (depreciation) ($166,050,593)
Cost for federal income tax purposes $891,262,947
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Communications Services 8,582,201 – 8,582,201 –
Energy 69,514,992 – 69,514,992 –
Financials 1,393,125 – 1,393,125 –
Foreign Government 595,156,647 – 595,156,647 –
Transportation 1,427,500 – 1,427,500 –
Utilities 14,257,153 – 14,257,153 –
Subtotal Investments in Securities $690,331,618 $– $690,331,618 $–
Other Investments  * Total
Affiliated Short-Term Investments 11,287,844
Collateral Held for Securities Loaned 23,592,892
Subtotal Other Investments $34,880,736
Total Investments at Value $725,212,354
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $19,291 $152,596 $160,599 $11,288 1,129 1.6%
Total Affiliated Short-Term Investments 19,291 11,288 1.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,503 145,176 135,086 23,593 23,593 3.3
Total Collateral Held for Securities Loaned 13,503 23,593 3.3
Total Value $32,794 $ 34,881
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $– $– $– $936
Total Income/Non Cash Income from Affiliated Investments $936
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 94
Total Affiliated Income from Securities Loaned, Net $94
Total $– $– $–

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.9% ) Value
Belgium (<0.1%)
3,303 Titan Cement International SA $ 61,860
Total 61,860
Bermuda (<0.1%)
179,000 Road King Infrastructure, Ltd.
a
34,756
812,200 Shanghai Industrial Urban
Development Group, Ltd. 35,825
Total 70,581
Brazil (5.9%)
36,400 Alupar Investimento SA 202,946
82,200 Ambev SA 209,342
215,000 B3 SA - Brasil Bolsa Balcao 475,480
183,755 Banco Bradesco SA ADR 512,676
3,900 Banco BTG Pactual SA 22,990
175,400 Banco do Brasil SA 1,682,768
193,390 Companhia Energetica de Minas
Gerais ADR 438,995
275,900 CPFL Energia SA 1,833,770
72,400 ENGIE Brasil Energia SA 566,506
211,304 Gerdau SA ADR 917,059
5,458,600 Grupo Casas Bahia SA
a
487,206
101,600 Hypera SA 611,404
280,900 Iochpe-Maxion SA 627,348
239,968 Itau Unibanco Holding SA ADR 1,274,230
557,900 Itausa SA 957,175
94,719 Jalles Machado SA 154,428
15,400 Localiza Rent a Car SA 155,749
112 Localiza Rent a Car SA, Rights
a
122
192,800 Metalurgica Gerdau SA 395,409
493,000 Petroleo Brasileiro SA 3,396,021
201,966 Petroleo Brasileiro SA ADR 3,029,490
133,600 Randon SA Implementos e
Participacoes 288,306
229,900 Telefonica Brasil SA 2,059,262
7,483 Telefonica Brasil SA ADR 66,673
670,800 TIM SA/Brazil 2,021,015
144,100 Usinas Siderurgicas de Minas
Gerais SA Usiminas 188,923
238,707 Vale SA ADR 3,272,673
126,800 Vibra Energia SA 498,473
11,200 WEG SA 73,152
Total 26,419,591
Cayman Islands (15.0%)
1,210,204 Alibaba Group Holding, Ltd.
a
12,459,146
600 ANTA Sports Products, Ltd. 6,786
33,938 Baidu.com, Inc. ADR
a
3,563,490
193,000 China Feihe, Ltd.
b
119,925
146,000 China Meidong Auto Holdings, Ltd. 78,298
359,000 China Mengniu Dairy Company,
Ltd. 1,172,184
400,000 China Resources Cement Holdings,
Ltd. 102,851
570,400 Chow Tai Fook Jewellery Group,
Ltd. 805,476
666,000 Consun Pharmaceutical Group,
Ltd. 391,729
261,000 Geely Automobile Holdings, Ltd. 296,320
477,000 Haidilao International Holding, Ltd.
b
1,194,316
177,003 Hello Group, Inc. ADR 1,253,181
57,879 Huazhu Group, Ltd. ADR
a
2,179,723
67,498 JD.com, Inc. 858,113
17,696 JOYY, Inc. ADR 688,728
Shares Common Stock (97.9%) Value
Cayman Islands (15.0%) - continued
111,813 KE Holdings, Inc. ADR $ 1,644,769
50,000 Kingboard Holdings, Ltd. 121,764
53,700 Kuaishou Technology
a,b
345,820
342,221 Lufax Holding, Ltd. ADR 326,753
354,120 Meituan
a,b
5,019,656
16,246 MINISO Group Holding, Ltd. ADR 411,186
91,500 NetDragon Websoft Holdings, Ltd. 162,579
8,358 NetEase, Inc. ADR 893,638
40,273 PDD Holdings, Inc. ADR
a
4,084,488
518,000 Seazen Group, Ltd.
a
84,066
4,912,000 Shui On Land, Ltd. 433,008
806,000 Sino Biopharmaceutical, Ltd. 313,114
168,400 Sunny Optical Technology (Group)
Company, Ltd. 1,410,844
29,813 TAL Education Group ADR
a
261,460
501,400 Tencent Holdings, Ltd. 18,556,190
273,080 Tencent Music Entertainment Group
ADR
a
1,982,561
695,200 Tongcheng Travel Holdings, Ltd.
a
1,328,145
1,097,000 Topsports International Holdings,
Ltd.
b
922,514
45,602 Trip.com Group, Ltd. ADR
a
1,550,468
32,000 Want Want China Holdings, Ltd. 19,883
925,600 Xiaomi Corporation
a,b
1,659,623
251,000 Zhongsheng Group Holdings, Ltd. 579,633
Total 67,282,428
Chile (0.5%)
2,633 Banco de Chile ADR 53,924
415,049 Cencosud SA 672,426
4,473,946 Colbun SA 649,547
125,416 Embotelladora Andina SA 255,036
64,304 Empresas CMPC SA 114,957
201,081 S.A.C.I. Falabella
a
409,618
Total 2,155,508
China (13.0%)
2,694,000 Agricultural Bank of China, Ltd. 1,322,026
2,631,500 Aluminum Corporation of China,
Ltd., Class A 2,229,960
3,330,000 Aluminum Corporation of China,
Ltd., Class H 1,781,318
117,000 Anhui Conch Cement Company,
Ltd., Class H 291,177
7,417,800 Bank of China, Ltd., Class A 3,953,911
3,022,700 Bank of Communications
Company, Ltd. 2,325,842
2,998,113 Baoshan Iron & Steel Company,
Ltd. 2,564,669
132,000 Beijing North Star Company, Ltd.
a
13,335
2,788,300 BOE Technology Group Company,
Ltd. 1,494,503
12,500 BYD Company, Ltd., Class H 380,126
5,246,000 CGN Power Company, Ltd.
b
1,260,654
2,434,000 China Cinda Asset Management
Company, Ltd. 236,690
231,000 China Construction Bank
Corporation 130,644
535,100 China Merchants Securities
Company, Ltd. 1,034,410
69,300 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 104,530
194,000 China National Building Material
Company, Ltd. 92,343

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.9%) Value
China (13.0%) - continued
3,987,000 China Petroleum & Chemical
Corporation, Class H $ 2,039,103
1,603,000 China Railway Group, Ltd. 756,559
53,200 China Resources Sanjiu Medical &
Pharmaceutical Company, Ltd. 313,612
328,500 China State Construction
Engineering Corporation, Ltd. 232,489
8,000 China Tourism Group Duty Free
Corporation, Ltd.
b
90,346
56,135 CITIC Securities Company, Ltd.,
Class A 166,628
2,640,000 CMOC Group, Ltd. 1,574,526
3,920,000 CRRC Corporation, Ltd. 1,633,166
605,700 Focus Media Information
Technology Company, Ltd. 572,549
1,088,400 Foxconn Industrial Internet
Company, Ltd. 2,192,943
101,600 Fuyao Glass Industry Group
Company, Ltd., Class H
b
463,204
334,200 GF Securities Company, Ltd., Class
H 435,116
388,800 Gree Electric Appliances, Inc. of
Zhuhai 1,803,285
5,496,860 Greenland Holdings Corporation,
Ltd.
a
1,915,620
324,533 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 1,322,181
1,085,100 Guotai Junan Securities Company,
Ltd. 2,191,577
39,000 Huatai Securities Company, Ltd.
b
51,059
298,600 Jiangxi Copper Company, Ltd.,
Class A 748,384
1,502,000 Jiangxi Copper Company, Ltd.,
Class H 2,123,763
1,062,724 Jointown Pharmaceutical Group
Company, Ltd. 1,033,956
4,113,000 People's Insurance Company
(Group) of China, Ltd. 1,357,123
796,300 PetroChina Company, Ltd., Class A 775,660
2,284,000 PetroChina Company, Ltd., Class H 1,490,803
424,500 Ping An Insurance (Group)
Company of China, Ltd. 2,153,266
951,600 Seazen Holdings Company, Ltd.
a
1,545,255
19,000 Shanghai Pharmaceuticals Holding
Company, Ltd., Class A 46,813
182,100 Shanghai Pharmaceuticals Holding
Company, Ltd., Class H 264,919
1,999,500 Shenwan Hongyuan Group
Company, Ltd. 1,199,657
1,721,000 Shenzhen Overseas Chinese Town
Company, Ltd.
a
850,498
169,100 Shenzhou International Group
Holdings, Ltd. 1,660,980
38,700 Sichuan Kelun Pharmaceutical
Company, Ltd. 145,359
562,000 Tong Ren Tang Technologies
Company, Ltd. 428,600
76,000 Tsingtao Brewery Company, Ltd. 576,348
136,201 Vipshop Holdings, Ltd. ADR
a
1,942,226
534,400 Wanda Film Holding Company,
Ltd.
a
912,620
70,144 Xinjiang Daqo New Energy
Company, Ltd. 342,540
Shares Common Stock (97.9%) Value
China (13.0%) - continued
225,499 Yunnan Baiyao Group Company,
Ltd. $ 1,566,810
Total 58,135,681
Colombia (<0.1%)
8,687 Bancolombia SA 61,944
Total 61,944
Cyprus (<0.1%)
71,245 Ros Agro plc GDR
a,c
0
Total 0
Czech Republic (0.4%)
50,849 Komercni Banka AS 1,490,311
285 Philip Morris CR 196,150
Total 1,686,461
Egypt (<0.1%)
198,167 Commercial International Bank
Egypt SAE GDR 225,514
Total 225,514
Greece (0.2%)
9,507 Mytilineos SA 351,877
100,826 National Bank of Greece SA
a
577,466
Total 929,343
Hong Kong (0.6%)
334,000 China Resources Beer (Holdings)
Company, Ltd. 1,767,417
367,000 CITIC, Ltd. 311,928
313,440 CSPC Pharmaceutical Group, Ltd. 273,780
141,000 Far East Horizon, Ltd. 99,213
203,500 Genertec Universal Medical Group
Company, Ltd.
b
103,335
96,000 Yuexiu Property Company, Ltd. 99,855
Total 2,655,528
Hungary (0.5%)
125,090 MOL Hungarian Oil & Gas plc 995,322
39,226 OTP Bank Nyrt 1,459,993
Total 2,455,315
India (17.2%)
3,195 ABB India, Ltd. 157,579
6,670 Alembic Pharmaceuticals, Ltd. 57,141
19,519 Amara Raja Energy & Mobility, Ltd. 143,723
77,584 Asian Paints, Ltd. 2,794,671
90,998 Bajaj Auto, Ltd. 5,804,840
87,013 Bajaj Finserv, Ltd. 1,640,690
208,710 Bharat Petroleum Corporation, Ltd. 874,945
879,744 Brightcom Group, Ltd.
a
176,987
257,213 Cipla, Ltd. 3,707,758
143,919 Coal India, Ltd. 543,256
35,717 Coromandel International, Ltd. 447,547
6,116 CRISIL, Ltd. 300,993
53,553 Cummins India, Ltd. 1,078,686
19,626 Dr. Reddy's Laboratories, Ltd. ADR 1,278,241
25,490 Gujarat State Petronet, Ltd. 81,914
225,845 HCL Technologies, Ltd. 3,464,107

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.9%) Value
India (17.2%) - continued
71,383 HDFC Asset Management
Company, Ltd.
b
$ 2,344,733
263,062 HDFC Life Insurance Company,
Ltd.
b
1,954,201
25,372 Hero MotoCorp, Ltd. 941,540
54,172 Hindustan Petroleum Corporation,
Ltd.
a
161,167
7,377 ICICI Securities, Ltd.
b
56,626
1,434,791 Indian Oil Corporation, Ltd. 1,545,611
10,035 Indraprastha Gas, Ltd. 46,097
272,255 Infosys, Ltd. ADR 4,470,427
186,013 ITC, Ltd. 957,510
23,926 Jindal Saw, Ltd. 127,304
265,487 Jio Financial Services, Ltd.
a
698,325
25,441 JK Tyre & Industries, Ltd. 92,966
166,310 Kotak Mahindra Bank, Ltd. 3,476,682
189,215 Larsen & Toubro, Ltd. 6,658,647
17,456 LTIMindtree, Ltd.
b
1,062,037
6,768 Mphasis, Ltd. 172,789
924 MRF, Ltd. 1,202,224
2,312 Nestle India, Ltd. 673,229
17,721 Nippon Life India Asset
Management, Ltd.
b
83,356
592,201 Oil & Natural Gas Corporation, Ltd. 1,325,100
12,928 Persistent Systems, Ltd. 957,564
65,214 PI Industries, Ltd. 2,663,447
60,878 Pidilite Industries, Ltd. 1,797,423
22,486 Polycab India, Ltd. 1,328,810
52,845 Power Finance Corporation, Ltd. 156,500
498,058 REC, Ltd. 1,721,540
63,468 Reliance Industries, Ltd. 1,745,230
157,692 Samvardhana Motherson
International, Ltd. 174,159
86,270 SBI Life Insurance Company, Ltd.
b
1,416,920
23,850 Schaeffler India, Ltd. 807,043
36,828 Siemens, Ltd. 1,473,519
6,629 Solar Industries India, Ltd. 437,904
7,956 Supreme Industries, Ltd. 413,686
169,064 Tata Consultancy Services, Ltd. 6,844,318
158,058 Tata Motors, Ltd. 1,193,814
55,918 Tech Mahindra, Ltd. 762,058
5,618 Thermax, Ltd. 191,207
8,630 Torrent Power, Ltd. 75,388
22,633 UltraTech Cement, Ltd. 2,290,551
Total 77,054,730
Indonesia (2.3%)
3,437,600 Astra International Tbk PT 1,250,529
10,874,500 Bank Central Asia Tbk PT 5,990,987
4,150,100 Bank Mandiri Persero Tbk PT 1,482,632
5,555,900 Bank Rakyat Indonesia Persero
Tbk PT 1,737,240
Total 10,461,388
Kuwait (0.8%)
35,340 Boubyan Petrochemicals Company
KSCP 69,982
102,117 HumanSoft Holding Company
KSCC 1,003,185
48,173 Kuwait Finance House KSCP 106,577
312,911 Mobile Telecommunications
Company KSCP 486,787
697,822 National Bank of Kuwait KSC 1,978,155
Shares Common Stock (97.9%) Value
Kuwait (0.8%) - continued
312,622 National Industries Group Holding $ 179,947
Total 3,824,633
Luxembourg (0.2%)
43,906 Reinet Investments SCA 912,302
Total 912,302
Malaysia (1.0%)
29,100 AEON Credit Service (M) Bhd 69,383
659,700 Hong Leong Bank Bhd 2,686,167
117,300 IOI Corporation Bhd 96,783
25,200 Kuala Lumpur Kepong Bhd 116,327
597,700 Mah Sing Group Bhd 102,975
38,200 MISC Bhd 58,128
31,400 Petronas Dagangan Bhd 150,657
206,500 QL Resources Bhd 239,678
376,342 Sports Toto Bhd 114,534
92,600 Ta Ann Holdings Bhd 65,108
367,800 Tenaga Nasional Bhd 764,240
Total 4,463,980
Mexico (2.1%)
16,486 America Movil SAB de CV ADR 273,667
135,500 Arca Continental SAB de CV 1,215,885
289,479 Cemex SAB de CV ADR
a
1,728,190
30,371 Coca-Cola Femsa SAB de CV ADR 2,308,803
2,566 Fomento Economico Mexicano SAB
de CV ADR 291,010
101,200 Grupo Financiero Banorte SAB de
CV ADR 819,805
373,700 Grupo Mexico SAB de CV 1,551,884
575,200 Megacable Holdings SAB de CV 1,127,812
55,100 Wal-Mart de Mexico SAB de CV 197,430
Total 9,514,486
Netherlands (<0.1%)
27,784 NEPI Rockcastle NV 150,060
Total 150,060
Philippines (0.5%)
72,090 Aboitiz Equity Ventures, Inc. 58,201
48,280 Jollibee Foods Corporation 174,522
133,320 SM Investments Corporation 1,884,251
Total 2,116,974
Poland (1.4%)
47,620 Asseco Poland SA 871,913
18,813 Bank Polska Kasa Opieki SA 571,674
1,239 Budimex SA 138,698
51,414 Orlen SA 813,057
100,863 Powszechna Kasa Oszczednosci
Bank Polski SA
a
1,044,816
219,197 Powszechny Zaklad Ubezpieczen
SA 2,480,407
3,689 Santander Bank Polska SA
a
400,651
Total 6,321,216
Qatar (0.3%)
226,203 Commercial Bank PSQC 318,461
161,643 Doha Bank QPSC 67,305
125,973 Gulf International Services QSC 94,998
69,334 Gulf Warehousing Company 56,522

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Qatar (0.3%) - continued
662,878 Masraf Al Rayan QSC $ 382,325
95,258 Ooredoo QPSC 258,748
19,736 Qatar Electricity & Water Company
QSC 89,671
145,214 Qatar Gas Transport Company, Ltd. 140,388
Total 1,408,418
Russian Federation (<0.1%)
647,134 Gazprom PJSC ADR
a,c
65
23,359 LUKOIL PJSC
c,d
0
23,091 Mechel PJSC ADR
a,c,e
2
56,865 MMC Norilsk Nickel PJSC ADR
a,c
6
1,696 Novatek PJSC GDR
a,c
0
2,615 Polyus PJSC
a,c
0
1,260,120 Sberbank of Russia PJSC
c,d
1
67,230 Sovcomflot OAO
c,d
0
2,930,700 Surgutneftegas PJSC
c,d
3
257,974 Surgutneftegas PJSC ADR
a,c
26
Total 103
Saudi Arabia (3.7%)
5,352 Al Masane Al Kobra Mining
Company 75,204
202,501 Al Rajhi Bank 3,624,882
234,789 Alinma Bank 2,060,656
7,963 Almarai Company JSC 118,651
17,854 Arab National Bank 113,075
19,641 Dr. Sulaiman Al Habib Medical
Services Group Company 1,319,257
13,164 Eastern Province Cement Company 129,675
92,185 Fawaz Abdulaziz Al Hokair &
Company
a
477,248
382,996 Jarir Marketing Company 1,478,244
93,160 Riyad Bank 659,292
20,541 SABIC Agri-Nutrients Company 733,377
38,043 Saudi Arabian Oil Company
b
337,988
9,241 Saudi Aramco Base Oil Company 318,217
16,787 Saudi Basic Industries Corporation 344,960
76,807 Saudi Electricity Company 364,660
222,026 Saudi National Bank 1,986,722
32,418 Saudi Public Transport Company
a
140,300
190,395 Saudi Telecom Company 1,950,429
26,367 Savola Group 255,827
Total 16,488,664
South Africa (2.3%)
136,976 Absa Group, Ltd. 1,249,856
229,764 AECI, Ltd. 1,361,839
118,272 Aspen Pharmacare Holdings, Ltd. 1,074,300
21,255 Barloworld, Ltd. 89,399
30,182 Coronation Fund Managers, Ltd. 48,923
219,945 DataTec, Ltd. 415,993
195,540 FirstRand, Ltd. 644,636
45,688 Kumba Iron Ore, Ltd. 1,210,551
260,243 Momentum Metropolitan Holdings 292,813
2,597 MTN Group, Ltd. 12,677
9,901 Naspers, Ltd.
a
1,545,555
67,728 Sasol, Ltd. 856,064
122,026 Standard Bank Group 1,197,442
34,479 Super Group, Ltd. 58,792
76,107 Vukile Property Fund, Ltd. 50,759
Total 10,109,599
Shares Common Stock (97.9%) Value
South Korea (10.3%)
7,601 AfreecaTV Company, Ltd. $ 378,481
2,847 Caregen Company, Ltd. 56,755
1,306 Chong Kun Dang Pharmaceutical
Corporation 91,768
1,844 Chongkundang Holdings
Corporation 70,317
6,334 CJ Corporation 395,092
14,178 Doosan Bobcat, Inc. 407,348
22,819 Green Cross Holdings Corporation 229,128
78,509 GS Holdings Corporation 2,292,610
5,038 Hanmi Pharm Company, Ltd. 1,053,378
39,117 Hanon Systems 199,603
16,275 Hanwha Corporation 268,084
8,873 Huons Global Company, Ltd. 132,070
3,151 HYBE Company, Ltd.
a
513,183
9,044 Hyundai Motor Company 1,139,401
3,053 Hyundai Motor Company 226,814
2,276 Hyundai Motor Company 168,075
44,333 Kakao Corporation 1,249,562
43,681 Kia Corporation 2,495,559
1,269 Korea Zinc Company, Ltd. 441,001
1,064 Krafton, Inc.
a
129,523
1,161 LG Chem, Ltd. 380,509
26,982 Lotte Shopping Company, Ltd. 1,442,960
10,889 NAVER Corporation 1,522,317
1,875 NCSoft Corporation 323,938
176,349 NH Investment & Securities
Company, Ltd. 1,265,203
370 NongShim Company, Ltd. 121,691
16,201 PharmaResearch Company, Ltd. 1,398,879
7,768 POSCO Holdings, Inc. 2,377,980
4,590 Samsung Biologics Company,
Ltd.
a,b
2,412,994
23,193 Samsung C&T Corporation 1,833,772
317,212 Samsung Electronics Company,
Ltd. 15,789,189
802 Samsung SDI Company, Ltd. 253,941
64,634 Samsung Securities Corporation,
Ltd. 1,693,176
32,842 SD Biosensor, Inc. 234,666
14,915 Seoul Semiconductor Company,
Ltd. 111,606
2,414 SGC Energy Company, Ltd. 48,254
687 SK Biopharmaceuticals Company,
Ltd.
a
38,446
29,649 SK Hynix, Inc. 2,574,782
9,941 Yuhan Corporation 423,767
Total 46,185,822
Taiwan (15.5%)
78,532 ASE Technology Holding Company,
Ltd. ADR 585,063
464,000 Asia Cement Corporation 572,982
52,000 Asustek Computer, Inc. 545,227
1,407,000 Capital Securities Corporation 620,160
457,000 Cathay Financial Holding
Company, Ltd. 620,172
1,472,000 Cheng Shin Rubber Industry
Company, Ltd. 2,011,552
25,000 Chicony Power Technology
Company, Ltd. 86,554
67,000 China Steel Chemical Corporation 246,393
524,000 China Steel Corporation 390,932
820,000 Chipbond Technology Corporation 1,722,423

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Taiwan (15.5%) - continued
6,201 Chunghwa Telecom Company, Ltd.
ADR $ 220,942
159,000 Delta Electronics, Inc. 1,432,891
181,000 Elan Microelectronics Corporation 806,861
232,000 Everlight Electronics Company, Ltd. 317,872
484,000 Feng Hsin Steel Company, Ltd. 939,718
79,000 Getac Holdings Corporation 177,151
27,000 Global Mixed Mode Technology,
Inc. 207,804
13,000 Grape King Bio, Ltd. 59,417
6,380 Hotai Motor Company, Ltd. 119,045
117,000 MediaTek, Inc. 3,053,625
295,000 Micro-Star International Company,
Ltd. 1,510,203
1,292,000 Nan Ya Plastics Corporation 2,472,013
281,000 Novatek Microelectronics
Corporation 3,957,344
772,000 Pou Chen Corporation 688,132
189,000 Powertech Technology, Inc. 614,030
58,000 President Chain Store Corporation 461,352
510,000 Quanta Computer, Inc. 3,011,196
165,000 Radiant Opto-Electronics
Corporation 632,442
289,000 Realtek Semiconductor Corporation 3,601,770
153,000 Sigurd Microelectronics
Corporation 280,926
37,740 SinoPac Financial Holdings
Company, Ltd. 20,814
112,000 Systex Corporation 346,939
651,874 Taichung Commercial Bank
Company, Ltd. 295,891
1,840,650 Taiwan Cooperative Financial
Holding Company, Ltd. 1,429,388
41,000 Taiwan Fertilizer Company, Ltd. 75,123
1,749,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 28,565,576
349,164 Topco Scientific Company, Ltd. 1,824,352
25,000 TTY Biopharm Company, Ltd. 64,685
883,000 Uni-President Enterprises
Corporation 1,852,489
139,000 USI Corporation 82,734
4,053,879 Yuanta Financial Holding Company,
Ltd. 3,045,749
Total 69,569,932
Thailand (0.5%)
245,100 Bangchak Corporation pcl NVDR 281,493
2,494,100 Krung Thai Bank pcl NVDR 1,304,076
2,869,200 Land and Houses pcl NVDR 602,720
Total 2,188,289
Turkey (0.9%)
125,910 BIM Birlesik Magazalar AS 1,209,337
267,218 KOC Holding AS 1,292,555
185,197 Turk Hava Yollari Anonim Ortakligi
a
1,421,059
Total 3,922,951
United Arab Emirates (1.9%)
67,267 Abu Dhabi Commercial Bank PJSC 147,061
81,983 Abu Dhabi Islamic Bank PJSC 229,900
1,282,023 Deyaar Development PJSC
a
205,508
1,297,196 Dubai Islamic Bank PJSC 1,907,125
1,606,155 Emaar Properties PJSC 2,926,067
Shares Common Stock (97.9%) Value
United Arab Emirates (1.9%) - continued
257,404 Emirates Central Cooling Systems
Corporation $ 125,443
615,989 Emirates NBD Bank PJSC 2,842,639
Total 8,383,743
United States (0.9%)
74,353 Yum China Holding, Inc. 3,907,994
Total 3,907,994
Virgin Islands, British (<0.1%)
17,004 VK IPJSC GDR
a,c
0
Total 0
Total Common Stock
(cost $475,987,884) 439,125,038
Shares Preferred Stock ( 0.7% )
Brazil (<0.1%)
109,200 Companhia de Saneamento do
Parana 94,434
Total 94,434
Russian Federation (<0.1%)
652 Transneft PJSC
c,d
0
Total 0
South Korea (0.7%)
80,032 Samsung Electronics Company,
Ltd. 3,195,255
Total 3,195,255
Total Preferred Stock
(cost $5,067,487) 3,289,689
Shares
Collateral Held for Securities
Loaned ( <0.1% )
4,000 Thrivent Cash Management Trust 4,000
Total Collateral Held for
Securities Loaned
(cost $4,000) 4,000
Shares or
Principal
Amount Short-Term Investments ( 1.2% )
Federal Home Loan Bank Discount
Notes
600,000 5.305%,  1/16/2024
f,g
593,476
100,000 5.330%,  1/17/2024
f,g
98,899
Thrivent Core Short-Term Reserve
Fund
476,142 5.690% 4,761,416
Total Short-Term Investments
(cost $5,453,556) 5,453,791
Total Investments (cost
$486,512,927) 99.8% $447,872,518
Other Assets and Liabilities,
Net 0.2% 729,641
Total Net Assets 100.0% $448,602,159

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2023, the value of these investments was $20,899,307 or
4.7% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e All or a portion of the security is on loan.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of October 31, 2023:
Securities Lending Transactions
Common Stock $ 0
Total lending $0
Gross amount payable upon return of
collateral for securities loaned $4,000
Net amounts due to counterparty $4,000
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Borhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $31,916,013
Gross unrealized depreciation (81,444,350)
Net unrealized appreciation (depreciation) ($49,528,337)
Cost for federal income tax purposes $496,851,457

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 41,703,359 8,942,880 32,760,479 0
Consumer Discretionary 66,431,950 14,337,545 52,094,405 –
Consumer Staples^ 15,383,666 2,599,813 12,783,853 0
Energy^ 19,740,383 3,029,490 16,710,799 94
Financials 88,080,826 2,167,583 85,913,242 1
Health Care 20,355,827 1,278,241 19,077,586 –
Industrials 28,122,959 – 28,122,959 –
Information Technology 98,166,636 5,055,490 93,111,146 –
Materials^ 43,791,741 5,917,922 37,873,811 8
Real Estate 10,799,606 1,644,769 9,154,837 –
Utilities 6,548,085 438,995 6,109,090 –
Preferred Stock
Energy^ – – – 0
Information Technology 3,195,255 – 3,195,255 –
Utilities 94,434 – 94,434 –
Short-Term Investments 692,375 – 692,375 –
Subtotal Investments in Securities $443,107,102 $45,412,728 $397,694,271 $103
Other Investments  * Total
Affiliated Short-Term Investments 4,761,416
Collateral Held for Securities Loaned 4,000
Subtotal Other Investments $4,765,416
Total Investments at Value $447,872,518
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Emerging Markets Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 549,398 549,398 – –
Total Liability Derivatives $549,398 $549,398 $– $–

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents Emerging Markets Equity Fund's futures contracts held as of October 31, 2023. Investments and/or cash totaling
$692,375 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 270 December 2023 $ 12,958,598 ( $ 549,398)
Total Futures Long Contracts $ 12,958,598 ( $ 549,398)
Total Futures Contracts $ 12,958,598 ($549,398)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2023, for Emerging Markets
Equity Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 549,398
Total Equity Contracts 549,398
Total Liability Derivatives $549,398
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2023, for
Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,061,143
Total Equity Contracts
1,061,143
Total $1,061,143
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2023, for Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 317,939
Total Equity Contracts 317,939
Total $317,939
The following table presents Emerging Markets Equity Fund's average volume of derivative activity during the period ended October 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $12,815,320

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $4,055 $112,763 $112,057 $4,761 476 1.1%
Total Affiliated Short-Term Investments 4,055 4,761 1.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,649 32,548 34,193 4 4 <0.1
Total Collateral Held for Securities Loaned 1,649 4 <0.1
Total Value $5,704 $4,765
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $– $– $– $229
Total Income/Non Cash Income from Affiliated Investments $229
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 38
Total Affiliated Income from Securities Loaned, Net $38
Total $– $– $–

International Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.9% ) Value
Australia (6.2%)
3,710 Ansell, Ltd. $ 50,125
142,698 Aristocrat Leisure, Ltd. 3,507,525
150,477 Aurizon Holdings, Ltd. 327,755
64,419 Australia and New Zealand
Banking Group, Ltd. 1,015,820
174,467 BHP Group, Ltd. 4,938,711
213,584 BlueScope Steel, Ltd. 2,560,325
104,801 Brambles, Ltd. 874,642
20,490 CAR Group, Ltd. 361,182
27,702 Coles Group, Ltd. 268,867
30,311 Computershare, Ltd. 478,366
38,631 CSL, Ltd. 5,709,346
19,058 Fortescue Metals Group, Ltd. 271,115
12,902 GrainCorp, Ltd. 57,022
57,576 Independence Group NL 348,643
14,970 IRESS, Ltd. 47,735
20,564 JB Hi-Fi, Ltd. 591,110
597,097 Lottery Corporation, Ltd. 1,723,559
46,127 Nine Entertainment Company
Holdings, Ltd. 54,356
6,461 Premier Investments, Ltd. 93,686
78,264 Qantas Airways, Ltd.
a
245,193
310 REA Group, Ltd. 28,459
23,005 Rio Tinto, Ltd. 1,718,426
24,884 SEEK, Ltd. 328,286
2,243 Sonic Healthcare, Ltd. 41,072
46,274 South32, Ltd. 98,998
3,858 Technology One, Ltd. 35,778
40,488 Ventia Services Group Pty, Ltd. 70,764
34,594 Wesfarmers, Ltd. 1,113,019
Total 26,959,885
Austria (0.4%)
6,505 BAWAG Group AG
b
289,735
25,911 OMV AG 1,136,410
4,268 Verbund AG 370,833
Total 1,796,978
Belgium (0.9%)
23,514 Groupe Bruxelles Lambert SA 1,719,828
15,986 Solvay SA 1,689,971
5,149 UCB SA 376,598
Total 3,786,397
Bermuda (0.2%)
18,600 Jardine Matheson Holdings, Ltd. 752,370
Total 752,370
Canada (10.2%)
7,033 Agnico Eagle Mines, Ltd. 329,855
89,014 Air Canada
a
1,073,881
26,479 ATCO, Ltd. 678,802
15,678 Bank of Montreal 1,184,711
35,696 Bank of Nova Scotia 1,445,344
68,106 Barrick Gold Corporation 1,087,830
10,339 Boralex, Inc. 192,428
4,711 BRP, Inc. 318,415
33,931 Canadian Imperial Bank of
Commerce 1,196,730
48,016 Canadian National Railway
Company 5,080,503
75,560 Canadian Utilities, Ltd. 1,598,652
11,945 Canadian Western Bank 236,704
Shares Common Stock (98.9%) Value
Canada (10.2%) - continued
25,525 Capital Power Corporation $ 653,241
20,487 CGI, Inc.
a
1,977,862
6,593 Cogeco Communications, Inc. 259,679
1,354 Descartes Systems Group, Inc.
a
97,863
14,836 Dream Industrial REIT 125,278
1,302 Emera, Inc. 42,644
19,189 Enbridge, Inc. 614,933
9,967 Finning International, Inc. 267,080
1,969 First Quantum Minerals, Ltd. 22,817
42,376 Fortis, Inc. 1,682,511
3,005 Franco-Nevada Corporation 365,258
4,052 George Weston, Ltd. 439,518
1,848 Granite REIT 84,154
1,998 Intact Financial Corporation 280,721
9,038 InterRent REIT 76,645
10,241 Laurentian Bank of Canada 187,576
10,950 Loblaw Companies, Ltd. 895,583
151,983 Manulife Financial Corporation 2,645,661
28,773 Metro, Inc./CN 1,461,525
4,464 National Bank of Canada 277,545
101,289 Power Corporation of Canada 2,440,285
14,875 Rogers Communications, Inc. 551,128
33,812 Royal Bank of Canada 2,700,571
14,450 Russel Metals, Inc. 360,013
31,890 Shopify, Inc.
a
1,504,889
6,276 Sun Life Financial, Inc. 286,657
34,516 Superior Plus Corporation 231,973
48,940 TC Energy Corporation 1,685,505
3,341 Teck Resources, Ltd. 118,071
17,943 Toromont Industries, Ltd. 1,350,820
44,232 Toronto-Dominion Bank 2,470,677
50,794 Tourmaline Oil Corporation 2,685,938
45,521 TransAlta Corporation 333,181
6,368 Tricon Residential, Inc. 42,201
9,961 West Fraser Timber Company, Ltd. 672,255
5,009 Wheaton Precious Metals
Corporation 211,630
Total 44,527,743
Cayman Islands (<0.1%)
9,000 ASMPT, Ltd. 76,226
Total 76,226
Denmark (4.1%)
421 A.P. Moller - Maersk AS, Class B 701,483
16,375 Carlsberg AS 1,951,461
1,094 Dampskibsselskabet Norden AS 62,157
15,574 Danske Bank AS 365,346
4,061 Demant AS
a
154,966
20,436 DSV AS 3,053,975
3,749 Jyske Bank AS
a
264,209
106,063 Novo Nordisk AS 10,232,559
7,329 Pandora AS 831,259
443 Rockwool International AS 98,578
Total 17,715,993
Finland (0.1%)
1,075 Cargotec Oyj 42,433
14,611 Kesko Oyj 247,094
1,518 Orion Oyj 60,394
Total 349,921

International Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.9%) Value
France (7.9%)
3,437 Air Liquide SA $ 588,938
1,921 Arkema SA 180,003
1,925 AXA SA 57,039
1,290 BioMerieux 123,856
16,520 Carrefour SA 289,620
49,492 Compagnie de Saint-Gobain SA 2,694,056
101,256 Credit Agricole SA 1,222,655
41,103 Dassault Systemes SE 1,693,171
26,454 Eiffage SA 2,400,716
25,090 Engie SA 399,054
832 Hermes International SCA 1,552,368
383 Ipsen SA 45,268
9,356 Ipsos SA 454,678
34,466 Legrand SA 2,971,452
4,795 LVMH Moet Hennessy Louis Vuitton
SE 3,432,888
19,358 Publicis Groupe SA 1,473,983
78,544 Sanofi SA 7,132,285
4,097 Schneider Electric SE 630,353
84,332 Societe Generale SA 1,895,090
736 Sopra Group SA 132,139
11,622 Thales SA 1,715,148
9,795 TotalEnergies SE 654,869
34,060 Veolia Environnement SA 933,258
2,065 Verallia SA
b
67,146
16,928 Vinci SA 1,871,804
1,256 Wendel SA 94,084
Total 34,705,921
Germany (6.2%)
7,311 Allianz SE 1,712,548
6,639 BASF SE 306,770
33,473 Bayer AG 1,446,321
16,804 Bayerische Motoren Werke AG 1,562,846
14,375 Daimler Truck Holding AG 451,666
130,120 Deutsche Bank AG 1,431,913
10,179 Deutsche Boerse AG 1,675,428
49,039 Deutsche Post AG 1,914,654
50,373 Deutsche Telekom AG 1,093,279
119,524 E.ON SE 1,422,112
43,105 Fresenius SE & Company KGaA 1,108,802
13,938 Heidelberg Materials AG 1,011,806
63,202 Infineon Technologies AG 1,846,145
6,506 LEG Immobilien AG
a
406,701
9,080 Mercedes-Benz Group AG 534,215
8,627 Merck KGaA 1,303,009
1,612 Muenchener Rueckversicherungs-
Gesellschaft AG 646,908
22,990 SAP SE 3,083,703
9,951 Scout24 SE
b
612,187
27,203 Siemens AG 3,609,808
8,754 TAG Immobilien AG
a
95,716
2,417 Vonovia SE 55,644
Total 27,332,181
Hong Kong (1.8%)
243,000 BOC Hong Kong (Holdings), Ltd. 642,623
203,000 CK Hutchison Holdings, Ltd. 1,027,644
108,000 Hang Lung Properties, Ltd. 141,961
44,000 Henderson Land Development
Company, Ltd. 115,124
158,900 Hong Kong Exchanges & Clearing,
Ltd. 5,558,744
27,000 Hysan Development Company, Ltd. 49,701
Shares Common Stock (98.9%) Value
Hong Kong (1.8%) - continued
58,000 Swire Pacific, Ltd. $ 370,495
Total 7,906,292
Ireland (<0.1%)
1,276 Flutter Entertainment plc
a
200,405
Total 200,405
Israel (0.7%)
1,858 Azrieli Group, Ltd. 80,000
30,294 Bank Hapoalim BM 216,692
94,358 Bank Leumi Le-Israel BM 607,752
6,599 Check Point Software Technologies,
Ltd.
a
885,916
206 First International Bank of Israel,
Ltd. 7,012
168 Israel Corporation, Ltd.
a
36,263
11,892 Mizrahi Tefahot Bank, Ltd. 368,077
3,649 NICE, Ltd.
a
559,376
17,745 Plus500, Ltd. 304,327
Total 3,065,415
Italy (3.5%)
57,362 A2A SPA 107,668
3,876 ACEA SPA 46,671
18,617 Azimut Holding SPA 392,277
2,621 Banca IFIS SPA 44,824
84,305 Banca Mediolanum SPA 688,398
13,487 Banca Popolare di Sondrio SPA 73,588
776 Buzzi SpA 20,548
540,038 Enel SPA 3,427,936
64,304 Hera SPA 180,893
1,364,931 Intesa Sanpaolo SPA 3,556,726
47,505 Iren SpA 95,197
246,797 Italgas SPA 1,254,175
24,264 Moncler SPA 1,260,204
81,246 Recordati SPA 3,757,985
972 Reply SPA 91,716
64,713 Unipol Gruppo SpA 350,588
Total 15,349,394
Japan (20.4%)
45,200 Advantest Corporation 1,164,290
10,300 AGC, Inc. 350,397
7,000 Ain Holdings, Inc. 197,920
13,600 Arcs Company, Ltd. 259,875
97,700 Asahi Kasei Corporation 600,639
112,900 Astellas Pharma, Inc. 1,428,171
23,000 Benesse Holdings, Inc. 271,938
106,100 Canon, Inc. 2,508,278
7,600 Chiyoda Company, Ltd. 41,958
5,800 Dai Nippon Printing Company, Ltd. 151,306
16,200 Daiichi Sankyo Company, Ltd. 417,704
7,100 Daikin Industries, Ltd. 1,023,670
3,200 Daito Trust Construction Company,
Ltd. 343,252
51,900 Daiwa House Industry Company,
Ltd. 1,427,545
4,800 Denso Corporation 70,878
642,000 Eneos Holdings, Inc. 2,378,878
8,100 FANUC Corporation 201,013
1,100 Fast Retailing Company, Ltd. 243,536
4,900 Ferrotec Holdings Corporation 86,128
8,500 Fuji Soft, Inc. 305,875

International Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.9%) Value
Japan (20.4%) - continued
18,300 FUJIFILM Holdings NPV $ 1,000,970
13,700 Fujitsu, Ltd. 1,774,801
16,300 Heiwa Corporation 230,732
13,300 Hitachi, Ltd. 843,042
152,300 Honda Motor Company, Ltd. 1,560,888
8,300 Hoya Corporation 799,030
42,400 Inaba Denki Sangyo Company, Ltd. 884,163
8,500 ITOCHU Corporation 306,179
4,700 JAFCO Group Company, Ltd. 50,623
12,300 Japan Post Bank Company, Ltd. 114,011
53,600 Japan Post Holdings Company,
Ltd. 474,424
85,300 Japan Tobacco, Inc. 1,985,688
81,800 JFE Holdings, Inc. 1,139,709
14,800 Kajima Corporation 244,605
39,800 Kawasaki Kisen Kaisha, Ltd. 1,364,742
106,400 KDDI Corporation 3,182,929
5,100 Keyence Corporation 1,974,305
23,900 Kinden Corporation 362,024
1,800 Komatsu, Ltd. 41,358
400 Kumagai Gumi Company, Ltd. 10,024
2,700 Kyocera Corporation 133,087
42,300 Kyoei Steel, Ltd. 536,593
300 Kyowa Hakko Kirin Company, Ltd. 4,705
3,800 Lintec Corporation 62,811
2,100 Management Solutions Company,
Ltd. 36,555
14,300 MEITEC Group Holdings, Inc. 251,681
23,200 Mitsubishi Corporation 1,081,481
51,300 Mitsubishi Electric Corporation 588,232
235,400 Mitsubishi HC Capital, Inc. 1,551,811
253,100 Mitsubishi UFJ Financial Group,
Inc. 2,123,293
13,300 Mitsui & Company, Ltd. 483,378
3,300 Mitsui O.S.K. Lines, Ltd. 85,197
151,600 Mizuho Financial Group, Inc. 2,573,924
60,100 Murata Manufacturing Company,
Ltd. 1,029,476
19,900 Nidec Corporation 729,953
105,500 Nihon M&A Center Holdings, Inc. 481,850
30,500 Nikon Corporation 289,580
62,000 Nintendo Company, Ltd. 2,561,496
4,700 Nippon Express Holdings, Inc. 241,558
18,200 Nippon Steel Corporation 392,553
46,800 Nippon Television Holdings, Inc. 455,296
202,100 Nissan Motor Company, Ltd. 777,678
13,500 Nitori Holdings Company, Ltd. 1,461,980
20,100 Nitto Kogyo Corporation 459,420
82,500 Nomura Holdings, Inc. 318,731
4,300 Nomura Research Institute, Ltd. 112,875
4,800 NSD Company, Ltd. 83,515
117,800 NTT Data Group Corporation 1,452,464
5,800 Olympus Corporation 77,461
4,400 Ono Pharmaceutical Company, Ltd. 75,986
80,100 Oriental Land Company, Ltd. 2,590,864
37,000 ORIX Corporation 672,895
11,300 Otsuka Holdings Company, Ltd. 380,199
53,800 Recruit Holdings Company, Ltd. 1,542,592
27,600 Renesas Electronics Corporation
a
362,543
74,500 Rohm Company, Ltd. 1,193,637
2,800 Sangetsu Company, Ltd. 52,620
30,500 Secom Company, Ltd. 2,118,373
16,500 Seino Holdings Company, Ltd. 240,008
33,800 Sekisui House, Ltd. 661,897
28,000 Shin-Etsu Chemical Company, Ltd. 837,295
Shares Common Stock (98.9%) Value
Japan (20.4%) - continued
2,600 SMC Corporation $ 1,200,584
57,600 SoftBank Group Corporation 2,358,954
7,000 Sojitz Corporation 145,358
38,400 Sompo Holdings, Inc. 1,663,487
26,800 Sony Group Corporation 2,228,122
12,800 Sumitomo Corporation 251,618
18,200 Sumitomo Mitsui Financial Group,
Inc. 877,385
39,800 Sumitomo Mitsui Trust Holdings,
Inc. 1,492,373
3,300 Taikisha, Ltd. 96,029
16,200 Taiyo Holdings Company, Ltd. 264,205
4,200 Takara Standard Company, Ltd. 50,985
122,900 Takeda Pharmaceutical Company,
Ltd. 3,336,090
19,600 Terumo Corporation 536,220
21,000 TIS, Inc. 449,712
36,900 Toagosei Company, Ltd. 338,540
9,400 Tokio Marine Holdings, Inc. 210,299
9,200 Tokyo Electron, Ltd. 1,215,667
30,200 TOPPAN Holdings, Inc. 696,529
373,900 Toyota Motor Corporation 6,540,913
17,600 Tsubakimoto Chain Company 444,897
55,100 TV Asahi Holdings Corporation 593,979
12,500 UBE Corporation 192,485
15,100 Yakult Honsha Company, Ltd. 355,831
9,600 Yuasa Trading Company, Ltd. 262,577
37,700 ZOZO, Inc. 716,856
Total 89,504,736
Jersey (0.6%)
5,943 Experian plc 180,304
246,750 Glencore plc 1,306,994
475,312 Man Group plc 1,270,814
Total 2,758,112
Luxembourg (1.0%)
29,686 ArcelorMittal SA 656,870
157,653 B&M European Value Retail SA 1,014,931
92,138 Tenaris SA ADR 2,885,762
Total 4,557,563
Netherlands (5.8%)
2,610 Aalberts NV 81,490
1,757 ASM International NV 725,079
14,045 ASML Holding NV 8,442,738
16,486 Euronext NV
b
1,149,711
3,681 EXOR NV 315,937
5,604 ForFarmers NV 13,757
2,041 IMCD NV 245,728
160,149 Koninklijke Ahold Delhaize NV 4,742,300
14,244 Koninklijke Vopak NV 480,267
201,456 MFE-MediaForEurope NV 365,443
27,309 QIAGEN NV
a
1,017,755
176,480 Stellantis NV 3,297,061
62,770 STMicroelectronics NV 2,392,800
41,653 Unilever plc 1,970,368
530 Wolters Kluwer NV 68,002
Total 25,308,436
New Zealand (0.1%)
50,557 Contact Energy, Ltd. 229,451

International Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.9%) Value
New Zealand (0.1%) - continued
1,672 Xero, Ltd.
a
$ 114,310
Total 343,761
Norway (1.5%)
122,875 DNB Bank ASA 2,216,894
72,077 Equinor ASA 2,416,253
14,757 Norsk Hydro ASA 84,155
58,574 Yara International ASA 1,916,654
Total 6,633,956
Portugal (0.2%)
36,776 EDP - Energias de Portugal SA 154,551
38,550 Galp Energia SGPS SA 580,362
Total 734,913
Singapore (1.6%)
33,500 CapitaLand Integrated Commercial
Trust 43,055
256,300 ComfortDelGro Corporation, Ltd. 247,551
173,700 DBS Group Holdings, Ltd. 4,172,853
68,900 Singapore Exchange, Ltd. 477,040
19,900 Singapore Technologies
Engineering, Ltd. 54,631
93,900 United Overseas Bank, Ltd. 1,852,149
Total 6,847,279
Spain (3.6%)
95,153 Acerinox SA 927,060
3,155 Aena SME SA
b
457,793
33,601 Amadeus IT Holding SA 1,917,704
405,813 Banco Bilbao Vizcaya Argentaria
SA 3,192,627
585,779 Banco Santander SA
c
2,154,458
46,331 Cia de Distribucion Integral Logista
Holdings SA 1,137,667
65,751 Industria de Diseno Textil SA
c
2,269,592
1,298 Laboratorios Farmaceuticos ROVI
SA 69,416
242,123 Repsol SA 3,545,202
925 Vidrala SA 68,751
Total 15,740,270
Sweden (2.3%)
35,341 AB Industrivarden, Class A 914,463
35,210 AB Industrivarden, Class C 908,041
125,436 Assa Abloy AB 2,673,678
12,670 Atlas Copco AB, Class A 164,064
106,632 Granges AB 1,026,626
44,549 Hexagon AB 363,058
55,164 Hexpol AB 489,583
401 Indutrade AB 7,107
51,735 Investor AB, Class B 949,705
29 L E Lundbergforetagen AB 1,184
6,450 Nyfosa AB 31,213
26,763 SKF AB 433,894
197,971 SSAB AB, Class A 1,185,948
81,941 SSAB AB, Class B 475,385
7,065 Svolder AB 31,633
7,230 Swedbank AB 118,741
8,347 Volvo AB, Class B 165,398
Total 9,939,721
Shares Common Stock (98.9%) Value
Switzerland (7.3%)
43,494 ABB, Ltd. $ 1,461,299
2,939 Alcon, Inc. 210,362
5,519 Coca-Cola HBC AG 143,283
8,047 Compagnie Financiere Richemont
SA 949,349
1,428 Galenica AG
b
107,884
56,872 Holcim AG 3,516,269
65 Lindt & Spruengli AG 719,629
60,854 Nestle SA 6,562,421
111,325 Novartis AG 10,422,198
1,163 Partners Group Holding AG 1,231,458
14,516 PSP Swiss Property AG 1,786,038
6,443 Roche Holding AG, Participation
Certificates 1,660,423
21,796 Sandoz Group AG
a
566,675
6,938 Schindler Holding AG, Participation
Certificates 1,403,715
101 Siegfried Holding AG 80,095
121 Sika AG 28,956
1,960 Swiss Prime Site AG 182,178
1,631 Tecan Group AG 469,403
4,956 Temenos AG 357,058
689 Vontobel Holding AG 40,305
Total 31,898,998
United Kingdom (12.3%)
49,656 AstraZeneca plc 6,217,121
343,393 Auto Trader Group plc
b
2,597,513
326,908 Barclays plc 524,703
2,857 Bellway plc 72,707
4,386 Berkeley Group Holdings plc 215,601
484,708 BP plc 2,959,639
8,337 Bunzl plc 297,433
18,939 Burberry Group plc 390,334
11,875 Coca-Cola European Partners plc 694,806
57,088 Compass Group plc 1,439,269
83,815 Diageo plc 3,169,552
10,355 Domino's Pizza Group plc 43,207
41,754 Evraz plc
a,d
5
90,051 GSK plc 1,605,320
100,843 Halma plc 2,267,797
1,856 Hikma Pharmaceuticals plc 43,003
17,840 Howden Joinery Group plc 138,547
760,181 HSBC Holdings plc 5,488,834
90,974 IG Group Holdings plc 706,741
127,987 Imperial Brands plc 2,726,662
38,931 InterContinental Hotels Group plc 2,758,752
7,205 Lancashire Holdings, Ltd. 49,742
11,358 Mondi plc 183,721
107,088 Moneysupermarket.com Group plc 337,937
19,756 Next plc 1,656,393
18,668 PageGroup plc 85,550
9,477 Paragon Banking Group plc 51,098
22,523 Pets at Home Group plc 76,871
29,037 Redde Northgate plc 118,585
127,023 RELX plc 4,436,626
53,763 Rightmove plc 310,032
40,270 Rio Tinto plc 2,569,249
262,279 Shell plc 8,452,432
3,201 Spectris plc 120,956
285 Spirax-Sarco Engineering plc 28,447
27,704 Standard Chartered plc 212,416
192,297 Tesco plc 631,035

International Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.9%) Value
United Kingdom (12.3%) - continued
6,193 Whitbread plc $ 251,115
Total 53,929,751
Total Common Stock
(cost $414,935,141) 432,722,617
Shares
Collateral Held for Securities
Loaned ( 1.0% )
4,528,160 Thrivent Cash Management Trust 4,528,160
Total Collateral Held for
Securities Loaned
(cost $4,528,160) 4,528,160
Shares Preferred Stock ( <0.1% )
Germany (<0.1%)
1,857 Bayerische Motoren Werke AG 157,900
Total 157,900
Total Preferred Stock
(cost $130,546) 157,900
Shares or
Principal
Amount Short-Term Investments ( 0.2% )
Federal Home Loan Bank Discount
Notes
200,000 5.277%,  11/15/2023
e,f
199,601
100,000 5.315%,  12/13/2023
e,f
99,399
Thrivent Core Short-Term Reserve
Fund
61,636 5.690% 616,357
Total Short-Term Investments
(cost $915,326) 915,357
Total Investments (cost
$420,509,173) 100.1% $438,324,034
Other Assets and Liabilities,
Net (0.1%) (562,844)
Total Net Assets 100.0% $437,761,190
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2023, the value of these investments was $5,281,969 or
1.2% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of October 31, 2023:
Securities Lending Transactions
Common Stock $ 4,200,326
Total lending $4,200,326
Gross amount payable upon return of
collateral for securities loaned $4,528,160
Net amounts due to counterparty $327,834
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 33,816,161
Gross unrealized depreciation (24,547,719)
Net unrealized appreciation (depreciation) $ 9,268,442
Cost for federal income tax purposes $ 428,857,858

International Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 17,980,796 – 17,980,796 –
Consumer Discretionary 50,814,825 – 50,814,825 –
Consumer Staples 29,783,817 694,806 29,089,011 –
Energy 30,476,450 2,885,762 27,590,688 –
Financials 80,710,216 – 80,710,216 –
Health Care 61,067,807 – 61,067,807 –
Industrials 65,286,201 – 65,286,201 –
Information Technology 41,663,938 2,390,805 39,273,133 –
Materials 35,446,435 694,959 34,751,471 5
Real Estate 5,456,901 – 5,456,901 –
Utilities 14,035,231 – 14,035,231 –
Preferred Stock
Consumer Discretionary 157,900 – 157,900 –
Short-Term Investments 299,000 – 299,000 –
Subtotal Investments in Securities $433,179,517 $6,666,332 $426,513,180 $5
Other Investments  * Total
Affiliated Short-Term Investments 616,357
Collateral Held for Securities Loaned 4,528,160
Subtotal Other Investments $5,144,517
Total Investments at Value $438,324,034
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2023, in valuing International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 197,734 197,734 – –
Total Liability Derivatives $197,734 $197,734 $– $–
The following table presents International Equity Fund's futures contracts held as of October 31, 2023. Investments and/or cash totaling $299,000 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 49 December 2023 $ 5,034,279 ( $ 197,734)
Total Futures Long Contracts $ 5,034,279 ( $ 197,734)
Total Futures Contracts $ 5,034,279 ($197,734)

International Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2023, for International Equity
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 197,734
Total Equity Contracts 197,734
Total Liability Derivatives $197,734
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2023, for
International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 334,702
Total Equity Contracts
334,702
Total $334,702
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2023, for International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 133,329
Total Equity Contracts 133,329
Total $133,329
The following table presents International Equity Fund's average volume of derivative activity during the period ended October 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $5,946,952

International Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $1,206 $79,631 $80,221 $616 62 0.1%
Total Affiliated Short-Term Investments 1,206 616 0.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,639 53,162 52,273 4,528 4,528 1.0
Total Collateral Held for Securities Loaned 3,639 4,528 1.0
Total Value $4,845 $5,144
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $– $– $– $86
Total Income/Non Cash Income from Affiliated Investments $86
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 98
Total Affiliated Income from Securities Loaned, Net $98
Total $– $– $–

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.6% ) Value
Communications Services (6.0%)
8,341 Alphabet, Inc., Class A
a
$ 1,034,951
12,494 Alphabet, Inc., Class C
a
1,565,498
162,998 Comcast Corporation 6,730,188
37,734 Electronic Arts, Inc. 4,671,092
17,970 T-Mobile US, Inc.
a
2,585,164
344,908 Verizon Communications, Inc. 12,116,618
Total 28,703,511
Consumer Discretionary (5.3%)
22,691 Home Depot, Inc. 6,459,901
38,716 McDonald's Corporation 10,150,174
8,108 O'Reilly Automotive, Inc.
a
7,544,007
3,403 Ulta Beauty, Inc.
a
1,297,598
Total 25,451,680
Consumer Staples (13.3%)
144,968 Altria Group, Inc. 5,823,365
1,287 Church & Dwight Company, Inc. 117,040
121,237 Coca-Cola Company 6,848,678
107,389 Colgate-Palmolive Company 8,067,062
36,203 Hershey Company 6,782,632
12,420 Hormel Foods Corporation 404,271
6,995 Kellanova 353,038
73,653 Keurig Dr. Pepper, Inc. 2,233,895
55,464 Kimberly-Clark Corporation 6,635,713
34,104 Kraft Heinz Company 1,072,912
145,623 Mondelez International, Inc. 9,641,699
35,558 PepsiCo, Inc. 5,805,910
4,202 Philip Morris International, Inc. 374,650
40,200 Procter & Gamble Company 6,031,206
18,586 Walmart, Inc. 3,037,138
25,953 WK Kellogg Company
a
260,049
Total 63,489,258
Energy (1.9%)
46,759 Cheniere Energy, Inc. 7,781,633
11,669 Exxon Mobil Corporation 1,235,163
Total 9,016,796
Financials (13.6%)
3,187 Arthur J. Gallagher & Company 750,507
22,830 Berkshire Hathaway, Inc.
a
7,792,564
12,172 Brown & Brown, Inc. 844,980
25,756 Cboe Global Markets, Inc. 4,221,151
4,573 Central Pacific Financial
Corporation 72,162
27,083 Chubb, Ltd. 5,812,553
25,202 Cincinnati Financial Corporation 2,511,883
37,579 CME Group, Inc. 8,021,613
2,444 Eagle Bancorp, Inc. 47,609
463 Employers Holdings, Inc. 17,594
1,758 Financial Institutions, Inc. 27,847
103,930 First Horizon Corporation 1,117,248
28,098 Fiserv, Inc.
a
3,196,148
21,208 Hanmi Financial Corporation 311,333
66,495 Hartford Financial Services Group,
Inc. 4,884,058
19,441 Intercontinental Exchange, Inc. 2,088,741
22,133 Loews Corporation 1,416,733
53,418 Marsh & McLennan Companies,
Inc. 10,130,724
16,606 Mastercard, Inc. 6,249,668
6,132 Progressive Corporation 969,408
Shares Common Stock (99.6%) Value
Financials (13.6%) - continued
1,863 Visa, Inc. $ 437,991
62,112 W.R. Berkley Corporation 4,187,591
Total 65,110,106
Health Care (21.0%)
67,233 Abbott Laboratories 6,356,880
37,826 AbbVie, Inc. 5,340,275
24,385 Amgen, Inc. 6,235,244
59,144 Baxter International, Inc. 1,918,040
11,766 Biogen, Inc.
a
2,794,896
12,355 Boston Scientific Corporation
a
632,452
136,760 Bristol-Myers Squibb Company 7,047,243
60,674 Centene Corporation
a
4,185,292
14,982 CVS Health Corporation 1,033,908
5,852 Danaher Corporation 1,123,701
13,102 Eli Lilly & Company 7,257,591
46,195 Exelixis, Inc.
a
951,155
84,418 Gilead Sciences, Inc. 6,630,190
22,781 Hologic, Inc.
a
1,507,419
58,571 Johnson & Johnson 8,688,422
71,369 Medtronic plc 5,035,797
98,828 Merck & Company, Inc. 10,149,635
94,259 Pfizer, Inc. 2,880,555
2,521 Regeneron Pharmaceuticals, Inc.
a
1,966,103
2,369 Thermo Fisher Scientific, Inc. 1,053,660
11,735 UnitedHealth Group, Inc. 6,284,797
27,643 Vertex Pharmaceuticals, Inc.
a
10,009,807
5,633 Waters Corporation
a
1,343,639
Total 100,426,701
Industrials (11.4%)
35,214 Automatic Data Processing, Inc. 7,684,399
55,217 Copart, Inc.
a
2,403,044
91,288 CSX Corporation 2,724,947
17,216 Cummins, Inc. 3,723,821
990 Expeditors International of
Washington, Inc. 108,157
10,565 Ferguson plc 1,586,863
97,553 Howmet Aerospace, Inc. 4,302,087
8,591 IDEX Corporation 1,644,403
14,578 Lockheed Martin Corporation 6,627,742
14,602 MSC Industrial Direct Company,
Inc. 1,383,540
36,217 Paychex, Inc. 4,021,898
61,170 Pentair plc 3,555,200
31,814 Republic Services, Inc. 4,724,061
1,950 Veralto Corporation
a
134,550
18,371 Waste Connections, Inc. 2,379,045
46,158 Waste Management, Inc. 7,585,144
Total 54,588,901
Information Technology (19.8%)
8,266 Accenture plc 2,455,746
6,199 Adobe, Inc.
a
3,298,240
43,610 Amphenol Corporation 3,512,786
31,787 Apple, Inc. 5,428,266
4,305 Cadence Design Systems, Inc.
a
1,032,554
245,496 Cisco Systems, Inc. 12,797,707
20,414 International Business Machines
Corporation 2,952,681
164,833 Juniper Networks, Inc. 4,437,304
16,187 Keysight Technologies, Inc.
a
1,975,623
26,292 Microsoft Corporation 8,889,588
18,307 Motorola Solutions, Inc. 5,097,767

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.6%) Value
Information Technology (19.8%) - continued
28,462 Oracle Corporation $ 2,942,971
3,903 QUALCOMM, Inc. 425,388
18,400 Roper Industries, Inc. 8,989,688
18,875 Salesforce, Inc.
a
3,790,666
35,540 TE Connectivity, Ltd. 4,188,389
58,197 Texas Instruments, Inc. 8,264,556
34,065 VeriSign, Inc.
a
6,801,418
49,822 VMware, Inc.
a,b
7,256,574
Total 94,537,912
Materials (0.3%)
10,006 AptarGroup, Inc. 1,223,434
Total 1,223,434
Real Estate (<0.1%)
652 Public Storage 155,639
Total 155,639
Utilities (7.0%)
47,319 Alliant Energy Corporation 2,308,694
81,198 American Electric Power
Company, Inc. 6,133,697
11,269 American Water Works Company,
Inc. 1,325,798
664 Consolidated Edison, Inc. 58,293
6,624 Dominion Energy, Inc. 267,080
102,602 Duke Energy Corporation 9,120,292
81,116 Evergy, Inc. 3,986,040
163,827 NiSource, Inc. 4,121,887
6,621 Northwestern Energy Group, Inc. 317,874
46,110 OGE Energy Corporation 1,576,962
104,724 Portland General Electric
Company 4,191,054
4,632 Southern Company 311,734
Total 33,719,405
Total Common Stock
(cost $426,288,469) 476,423,343
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
5,181,350 Thrivent Cash Management Trust 5,181,350
Total Collateral Held for
Securities Loaned
(cost $5,181,350) 5,181,350
Shares Short-Term Investments ( 0.2% ) Value
Thrivent Core Short-Term Reserve
Fund
111,077 5.690% 1,110,765
Total Short-Term Investments
(cost $1,110,765) 1,110,765
Total Investments (cost
$432,580,584) 100.9% $482,715,458
Other Assets and Liabilities, Net
(0.9%) (4,479,448)
Total Net Assets 100.0% $478,236,010
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Low Volatility Equity
Fund as of October 31, 2023:
Securities Lending Transactions
Common Stock $ 5,039,490
Total lending $5,039,490
Gross amount payable upon return of
collateral for securities loaned $5,181,350
Net amounts due to counterparty $141,860
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 65,346,439
Gross unrealized depreciation (17,927,876)
Net unrealized appreciation (depreciation) $ 47,418,563
Cost for federal income tax purposes $ 435,296,895

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 28,703,511 28,703,511 – –
Consumer Discretionary 25,451,680 25,451,680 – –
Consumer Staples 63,489,258 63,489,258 – –
Energy 9,016,796 9,016,796 – –
Financials 65,110,106 65,110,106 – –
Health Care 100,426,701 100,426,701 – –
Industrials 54,588,901 54,588,901 – –
Information Technology 94,537,912 94,537,912 – –
Materials 1,223,434 1,223,434 – –
Real Estate 155,639 155,639 – –
Utilities 33,719,405 33,719,405 – –
Subtotal Investments in Securities $476,423,343 $476,423,343 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,110,765
Collateral Held for Securities Loaned 5,181,350
Subtotal Other Investments $6,292,115
Total Investments at Value $482,715,458
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2023, for
Low Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (2,145,327)
Total Equity Contracts
(2,145,327)
Total ($2,145,327)
The following table presents Low Volatility Equity Fund's average volume of derivative activity during the period ended October 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $954,030

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $1,086 $28,562 $28,537 $1,111 111 0.2%
Total Affiliated Short-Term Investments 1,086 1,111 0.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 20,683 15,502 5,181 5,181 1.1
Total Collateral Held for Securities Loaned – 5,181 1.1
Total Value $1,086 $6,292
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $– $– $– $116
Total Income/Non Cash Income from Affiliated Investments $116
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $– $–

Mid Cap Value Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.9% ) Value
Communications Services (2.6%)
375,093 Imax Corporation
a
$ 6,830,444
482,427 Warner Brothers Discovery, Inc.
a
4,795,324
Total 11,625,768
Consumer Discretionary (10.3%)
40,611 Aptiv plc
a
3,541,279
102,637 Cedar Fair, LP 3,643,613
180,013 Cheesecake Factory, Inc. 5,593,004
59,445 D.R. Horton, Inc. 6,206,058
157,534 eBay, Inc. 6,180,059
60,079 Lear Corporation 7,795,851
120,973 PUMA SE 6,855,313
171,623 Six Flags Entertainment
Corporation
a
3,415,298
119,773 Tapestry, Inc. 3,300,944
Total 46,531,419
Consumer Staples (7.2%)
64,192 Dollar Tree, Inc.
a
7,131,089
66,877 Lamb Weston Holdings, Inc. 6,005,555
67,536 Reckitt Benckiser Group plc 4,518,631
90,258 Sysco Corporation 6,001,255
225,800 US Foods Holding Corporation
a
8,792,652
Total 32,449,182
Energy (8.9%)
53,101 Chesapeake Energy Corporation 4,570,934
165,633 Coterra Energy, Inc. 4,554,907
240,076 Enterprise Products Partners, LP 6,251,579
130,151 Helmerich & Payne, Inc. 5,150,075
39,650 Marathon Petroleum Corporation 5,997,063
130,556 Noble Corporation plc 6,095,660
31,561 Pioneer Natural Resources
Company 7,543,079
Total 40,163,297
Financials (18.4%)
84,099 Allstate Corporation 10,775,605
73,877 Capital One Financial Corporation 7,483,001
303,510 Carlyle Group, Inc. 8,358,665
36,614 Cboe Global Markets, Inc. 6,000,668
114,038 Comerica, Inc. 4,493,097
261,564 Equitable Holdings, Inc. 6,949,756
59,729 M&T Bank Corporation 6,734,445
33,049 Raymond James Financial, Inc. 3,154,197
39,883 Selective Insurance Group, Inc. 4,152,219
110,232 Synovus Financial Corporation 2,873,748
139,944 Texas Capital Bancshares, Inc.
a
7,705,317
115,068 Voya Financial, Inc. 7,683,090
94,659 Wintrust Financial Corporation 7,070,081
Total 83,433,889
Health Care (7.4%)
315,276 Avantor, Inc.
a
5,495,261
197,265 Baxter International, Inc. 6,397,304
62,568 Cardinal Health, Inc. 5,693,688
47,437 Laboratory Corporation of America
Holdings 9,474,592
52,269 Universal Health Services, Inc. 6,580,144
Total 33,640,989
Shares Common Stock (97.9%) Value
Industrials (16.8%)
51,056 AGCO Corporation $ 5,854,081
259,481 Barnes Group, Inc. 5,394,610
55,973 Booz Allen Hamilton Holding
Corporation 6,712,842
22,589 Carlisle Companies, Inc. 5,739,639
296,983 Flowserve Corporation 10,905,216
46,508 General Dynamics Corporation 11,222,845
114,232 Hexcel Corporation 7,073,245
55,330 JB Hunt Transport Services, Inc. 9,509,567
264,630 Sensata Technologies Holding plc 8,436,404
236,063 Southwest Airlines Company 5,247,681
Total 76,096,130
Information Technology (7.8%)
92,196 CommVault Systems, Inc.
a
6,025,009
44,566 Jabil, Inc. 5,472,705
244,948 Knowles Corporation
a
3,181,874
96,130 MKS Instruments, Inc. 6,311,896
35,953 ON Semiconductor Corporation
a
2,252,096
48,860 PTC, Inc.
a
6,860,921
126,573 Western Digital Corporation
a
5,081,906
Total 35,186,407
Materials (7.4%)
182,431 Alcoa Corporation 4,677,531
176,396 Axalta Coating Systems, Ltd.
a
4,626,867
143,399 Berry Plastics Group, Inc. 7,886,945
80,087 Celanese Corporation 9,170,762
91,439 CF Industries Holdings, Inc. 7,295,004
Total 33,657,109
Real Estate (5.4%)
27,308 AvalonBay Communities, Inc. 4,526,028
43,618 CBRE Group, Inc.
a
3,024,472
394,226 Healthcare Realty Trust, Inc. 5,657,143
422,853 Host Hotels & Resorts, Inc. 6,545,765
42,589 Simon Property Group, Inc. 4,680,105
Total 24,433,513
Utilities (5.7%)
104,607 Alliant Energy Corporation 5,103,776
64,521 Constellation Energy Corporation 7,285,711
60,871 DTE Energy Company 5,866,747
308,515 NiSource, Inc. 7,762,237
Total 26,018,471
Total Common Stock
(cost $457,624,587) 443,236,174
Shares Short-Term Investments ( 2.0% ) Value
Thrivent Core Short-Term Reserve
Fund
913,099 5.690% 9,130,993
Total Short-Term Investments
(cost $9,130,993) 9,130,993
Total Investments (cost
$466,755,580) 99.9% $452,367,167
Other Assets and Liabilities, Net
0.1% 433,747
Total Net Assets 100.0% $452,800,914

Mid Cap Value Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Non-income producing security.
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 22,059,732
Gross unrealized depreciation (37,491,634)
Net unrealized appreciation (depreciation) $ (15,431,902)
Cost for federal income tax purposes $ 467,799,069
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 11,625,768 11,625,768 – –
Consumer Discretionary 46,531,419 39,676,106 6,855,313 –
Consumer Staples 32,449,182 27,930,551 4,518,631 –
Energy 40,163,297 40,163,297 – –
Financials 83,433,889 83,433,889 – –
Health Care 33,640,989 33,640,989 – –
Industrials 76,096,130 76,096,130 – –
Information Technology 35,186,407 35,186,407 – –
Materials 33,657,109 33,657,109 – –
Real Estate 24,433,513 24,433,513 – –
Utilities 26,018,471 26,018,471 – –
Subtotal Investments in Securities $443,236,174 $431,862,230 $11,373,944 $–
Other Investments  * Total
Affiliated Short-Term Investments 9,130,993
Subtotal Other Investments $9,130,993
Total Investments at Value $452,367,167
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
2/28/2023
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $– $139,599 $130,468 $9,131 913 2.0%
Total Affiliated Short-Term Investments – 9,131 2.0
Total Value $– $9,131
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
2/28/2023
- 10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $– $– $– $228
Total Income/Non Cash Income from Affiliated Investments $228
Total $– $– $–

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 0.1% )
a
Value
Dext ABS, LLC
$ 3,315,372
5.680% ,4/15/2024, Ser.
2023-1
b
$ 3,313,432
Enterprise Fleet Financing, LLC
1,607,913
5.330% ,3/20/2024, Ser.
2023-1
b
1,607,455
Total 4,920,887
Principal
Amount Basic Materials ( 3.6% )
a
Value
BASF SE
21,855,000 5.500% ,11/6/2023
b
21,835,372
25,000,000 5.570% ,12/28/2023
b
24,776,485
EIDP, Inc.
25,000,000 5.510% ,11/6/2023
b
24,977,131
3,498,000 5.570% ,11/24/2023
b
3,485,131
25,000,000 5.620% ,12/5/2023
b
24,864,699
Nutrien , Ltd.
15,000,000 5.610% ,11/1/2023
b
14,997,724
8,000,000 5.650% ,11/9/2023
b
7,989,039
15,000,000 5.670% ,11/27/2023
b
14,937,289
25,000,000 5.660% ,11/28/2023
b
24,891,509
Total 162,754,379
Principal
Amount Capital Goods ( 4.1% )
a
Value
Amcor Finance USA, Inc.
20,000,000 5.550% ,11/3/2023
b,c
19,990,959
25,000,000 5.580% ,11/17/2023
b,c
24,935,231
5,000,000 5.580% ,11/20/2023
b,c
4,984,713
Amcor Flexibles North America,
Inc.
25,000,000 5.570% ,11/15/2023
b,c
24,941,542
25,000,000 5.580% ,11/16/2023
b,c
24,937,587
Caterpillar Financial Services
Corporation
6,500,000
5.793% (SOFRRATE +
0.450%),11/13/2023
d
6,500,579
John Deere Capital Corporation
15,000,000 5.460% ,1/24/2024
b
14,809,045
17,083,000
5.560% (SOFRRATE +
0.200%),10/11/2024
d
17,083,830
RTX Corporation
25,000,000 5.570% ,11/20/2023
b
24,923,641
Siemens
Financieringsmaatschappij NV
25,000,000
5.782% (SOFRRATE +
0.430%),3/11/2024
b,d
25,007,750
Total 188,114,877
Principal
Amount Consumer Cyclical ( 14.2% )
a
Value
American Honda Finance
Corporation
25,000,000 5.600% ,11/21/2023
c
24,920,185
25,000,000 5.600% ,11/27/2023
c
24,896,169
5,000,000 5.630% ,12/11/2023
c
4,968,157
25,000,000 5.650% ,12/15/2023
c
24,825,000
25,000,000 5.650% ,12/19/2023
c
24,809,081
17,515,000 5.730% ,1/22/2024
c
17,285,699
BMW US Capital, LLC
7,500,000
5.888% (SOFRINDX +
0.530%),4/1/2024
b,d
7,504,329
Principal
Amount Consumer Cyclical (14.2%)
a
Value
Charta, LLC
$ 15,000,000 5.560% ,2/9/2024
b,c
$ 14,766,662
10,000,000 5.570% ,2/13/2024
b,c
9,838,125
25,000,000 5.570% ,2/28/2024
b,c
24,535,833
Daimler Finance North America,
LLC
10,000,000 0.750% ,3/1/2024
b
9,830,155
Daimler Truck Finance North
America, LLC
6,354,000 1.125% ,12/14/2023
b
6,319,324
ERAC USA Finance, LLC
20,000,000 5.550% ,11/7/2023
b,c
19,978,883
25,000,000 5.550% ,11/10/2023
b,c
24,962,174
25,000,000 5.560% ,11/13/2023
b,c
24,950,674
25,000,000 5.550% ,11/27/2023
b,c
24,896,069
25,000,000 5.550% ,11/29/2023
b,c
24,888,142
Hyundai Capital America
21,000,000 5.530% ,11/7/2023
b,c
20,977,950
14,700,000 5.500% ,11/8/2023
b,c
14,682,329
25,000,000 5.580% ,11/28/2023
b,c
24,892,109
25,000,000 5.550% ,12/1/2023
b,c
24,880,263
19,000,000 5.580% ,12/6/2023
b,c
18,894,132
Toyota Credit de Puerto Rico
Corporation
10,000,000 5.520% ,11/10/2023 9,985,240
10,000,000 5.630% ,2/12/2024 9,841,111
Toyota Finance Australia, Ltd.
10,000,000 5.570% ,1/23/2024
c
9,872,647
25,000,000 5.610% ,2/23/2024
c
24,562,494
25,000,000 5.670% ,3/15/2024
c
24,481,941
Toyota Motor Credit Corporation
10,000,000
6.060% (SOFRRATE +
0.750%),12/11/2023
d
10,004,468
20,000,000
5.830% (SOFRRATE +
0.520%),8/22/2024
d
20,011,000
6,909,000
5.600% (SOFRRATE +
0.290%),9/13/2024
d
6,899,473
Volkswagen Group of America
Finance, LLC
26,858,000 4.250% ,11/13/2023
b
26,842,063
15,000,000 5.650% ,11/30/2023
b,c
14,928,500
VW Credit, Inc.
25,000,000 5.640% ,11/21/2023
b,c
24,919,661
25,000,000 5.640% ,11/27/2023
b,c
24,896,069
25,000,000 5.720% ,1/16/2024
b,c
24,697,365
Total 650,443,476
Principal
Amount Consumer Non-Cyclical ( 2.5% )
a
Value
Abbott Laboratories
7,465,000 3.400% ,11/30/2023 7,451,088
AbbVie, Inc.
6,223,000 3.750% ,11/14/2023 6,218,458
City of Hope
25,000,000 5.500% ,12/5/2023
c
24,864,577
Diageo Capital plc
25,000,000 5.550% ,11/7/2023
b,c
24,973,604
7,000,000 5.550% ,11/8/2023
b,c
6,991,545
7,000,000 5.550% ,11/13/2023
b,c
6,986,189
Stanley Black & Decker, Inc.
10,000,000 5.600% ,11/1/2023
b
9,998,486

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Consumer Non-Cyclical (2.5%)
a
Value
$ 25,000,000 5.600% ,11/2/2023
b
$ 24,992,426
Total 112,476,373
Principal
Amount Energy ( 1.8% )
a
Value
BP Capital Markets plc
25,000,000 5.490% ,12/1/2023
b,c
24,882,989
17,750,000 5.490% ,12/4/2023
b,c
17,658,615
15,000,000 5.550% ,12/11/2023
b,c
14,906,235
Kinder Morgan, Inc.
4,440,000 5.625% ,11/15/2023
b
4,438,420
Schlumberger Investment SA
5,358,000 3.650% ,12/1/2023 5,347,877
Shell International Finance BV
15,706,000
6.031% (TSFR3M +
0.662%),11/13/2023
d
15,708,066
Total 82,942,202
Principal
Amount Financials ( 36.5% )
a
Value
Alexandria Real Estate Equities,
Inc.
10,000,000 5.530% ,11/6/2023
b,c
9,990,855
25,000,000 5.560% ,11/13/2023
b,c
24,950,370
American Express Company
5,200,000
5.571% (SOFRINDX +
0.230%),11/3/2023
d
5,199,983
ANZ New Zealand International,
Ltd./London
25,000,000 5.429% ,11/24/2023
b,c
24,910,844
AON Corporation
5,000,000 5.590% ,11/29/2023
b,c
4,977,870
Bank of America NA
11,750,000 5.670% 0,11/20/2023
d
11,751,560
Bank of Montreal
2,798,000 0.450% ,12/8/2023 2,782,616
5,888,000
5.570% (SOFRINDX +
0.350%),12/8/2023
d
5,887,494
Bank of New York Mellon
Corporation
10,668,000 0.500% ,4/26/2024 10,394,549
4,105,000
5.624% (SOFRRATE +
0.260%),4/26/2024
d
4,098,810
Barclays Bank plc
25,000,000 5.550% ,12/22/2023
b,c
24,802,713
25,000,000 5.660% ,2/2/2024
b,c
24,638,544
Barton Capital SA
25,000,000 5.510% ,12/6/2023
b,c
24,864,550
BNP Paribas SA
8,940,000 3.800% ,1/10/2024
b
8,897,526
Canadian Imperial Bank of
Commerce
3,305,000 0.500% ,12/14/2023 3,284,276
Chariot Funding, LLC
12,000,000 5.550% ,12/11/2023
b
11,926,259
Charles Schwab Corporation
25,000,000 5.650% ,12/11/2023
b
24,846,478
7,221,000
5.854% (SOFRINDX +
0.500%),3/18/2024
d
7,211,683
Citibank NA
25,000,000
5.660% (SOFRRATE +
0.350%),2/20/2024
d
25,003,638
Principal
Amount Financials (36.5%)
a
Value
$ 15,000,000
5.960% (SOFRRATE +
0.650%),6/17/2024
d
$ 15,020,252
25,000,000
5.910% (SOFRRATE +
0.600%),10/28/2024
d
24,997,838
Cooperatieve Rabobank UA/NY
23,916,000
5.660% (SOFRINDX +
0.300%),1/12/2024
d
23,914,326
CRC Funding, LLC
16,890,000 5.600% ,2/20/2024
b,c
16,596,825
25,000,000 5.580% ,2/28/2024
b,c
24,534,167
Credit Agricole SA
8,763,000 3.875% ,4/15/2024
b
8,679,684
Dealers Capital Access Trust, LLC
20,000,000 5.510% ,12/18/2023 19,855,040
35,000,000 5.517% ,12/19/2023 34,740,940
Goldman Sachs Group, Inc.
19,248,000
7.266% (TSFR3M +
1.862%),11/29/2023
d
19,263,795
25,000,000 1.217% ,12/6/2023 24,890,820
Goldman Sachs International
25,000,000 5.530% ,12/27/2023
b
24,784,508
25,000,000 5.530% ,12/29/2023
b
24,776,783
GTA Funding, LLC
25,000,000 5.580% ,1/30/2024
b
24,649,818
HSBC Bank plc
10,000,000
5.730% (SOFRRATE +
0.420%),1/26/2024
b,d
10,004,130
HSBC Bank USA NA/New York, NY
5,000,000 5.480% ,11/17/2023 5,000,035
ING US Funding, LLC
15,000,000
5.780% (SOFRRATE +
0.470%),2/9/2024
b,c,d
15,009,859
Intercontinental Exchange, Inc.
12,600,000 5.530% ,11/1/2023
b
12,598,099
25,000,000 5.510% ,11/6/2023
b
24,977,285
10,000,000 5.530% ,11/15/2023
b
9,977,138
Jupiter Securitization Company,
LLC
25,000,000 5.500% ,12/21/2023
b,c
24,808,077
Lloyds Bank plc
15,250,000 5.490% ,11/17/2023 15,211,492
Macquarie Bank, Ltd.
15,000,000 5.515% ,11/1/2023
b
14,997,765
MetLife Short Term Funding, LLC
10,000,000
5.600% (SOFRRATE +
0.290%),2/20/2024
b,c,d
10,000,343
Metropolitan Life Global Funding I
17,588,000 0.400% ,1/7/2024
b
17,410,664
Mid-America Apartments, LP
25,000,000 5.560% ,11/3/2023
b
24,988,699
Mizuho Bank, Ltd./New York, NY
10,000,000
5.770% (SOFRRATE +
0.460%),11/2/2023
d
10,000,186
10,000,000
5.740% (SOFRRATE +
0.430%),2/2/2024
d
10,005,875
15,000,000
5.720% (SOFRRATE +
0.410%),2/12/2024
d
15,007,701
National Australia Bank, Ltd.
25,000,000 5.610% ,3/4/2024
b
24,516,493
National Bank of Canada
20,945,000 5.585% ,2/26/2024
b
20,564,008

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (36.5%)
a
Value
New York Life Global Funding
$ 13,379,000 2.900% ,1/17/2024
b
$ 13,297,507
11,804,000
5.674% (SOFRRATE +
0.310%),4/26/2024
b,d
11,804,377
New York Life Short Term Funding,
LLC
15,000,000 5.430% ,11/15/2023
b
14,966,600
Nordea Bank Abp
10,000,000
5.690% (SOFRRATE +
0.380%),12/20/2023
b,d
10,003,198
Old Line Funding, LLC
25,000,000 5.530% ,11/28/2023
b,c
24,895,830
25,000,000
5.690% (SOFRRATE +
0.380%),2/26/2024
b,c,d
25,003,446
25,000,000
5.660% (SOFRRATE +
0.350%),4/4/2024
b,c,d
25,000,195
Pacific Life Short Term Funding,
LLC
20,000,000 5.400% ,11/3/2023
b
19,991,152
4,700,000 5.500% ,2/1/2024
b
4,633,051
PNC Financial Services Group, Inc.
17,716,000 3.500% ,1/23/2024 17,614,743
Pricoa Short Term Funding, LLC
25,000,000 5.580% ,1/16/2024
b
24,706,919
25,000,000
5.910% (SOFRRATE +
0.600%),10/7/2024
b,d
24,998,263
Protective Life Corporation
25,000,000 5.600% ,11/8/2023
b
24,968,990
25,000,000 5.540% ,11/9/2023
b
24,965,103
Protective Life Global Funding
11,000,000 0.473% ,1/12/2024
b
10,883,626
6,300,000
6.402% (SOFRRATE +
1.050%),12/11/2024
b,d
6,317,010
Realty Income Corporation
25,000,000 5.460% ,11/1/2023 24,996,235
25,000,000 5.600% ,11/2/2023 24,992,468
25,000,000 5.530% ,11/8/2023 24,969,802
Royal Bank of Canada
5,000,000 0.425% ,1/19/2024 4,938,303
32,910,000
5.662% (SOFRINDX +
0.300%),1/19/2024
d
32,894,167
Standard Chartered Bank/New York
9,698,000 5.640% ,2/21/2024
b
9,531,141
Sumitomo Mitsui Banking
Corporation
6,000,000 5.630% ,2/1/2024
b
5,913,194
Sumitomo Mitsui Banking
Corporation/New York
15,000,000
5.760% (SOFRRATE +
0.450%),1/3/2024
d
15,006,787
15,000,000
5.740% (SOFRRATE +
0.430%),2/5/2024
d
15,006,746
Suncorp- Metway , Ltd.
2,130,000 5.600% ,1/9/2024
b
2,106,130
5,900,000 5.730% ,4/29/2024
b
5,722,014
Svenska Handelsbanken AB
16,770,000 3.900% ,11/20/2023 16,750,592
Swedbank AB
10,000,000 5.500% ,11/1/2023 9,998,536
10,600,000 0.850% ,3/18/2024
b
10,401,461
Thunder Bay Funding, LLC
25,000,000 5.500% ,11/28/2023
b,c
24,896,024
Principal
Amount Financials (36.5%)
a
Value
$ 25,000,000
5.770% (SOFRRATE +
0.460%),1/11/2024
b,c,d
$ 25,004,782
Toronto-Dominion Bank
4,800,000 0.550% ,3/4/2024 4,714,590
31,572,000
5.665% (SOFRRATE +
0.355%),3/4/2024
d
31,564,142
6,076,000
5.660% (SOFRRATE +
0.350%),9/10/2024
d
6,062,027
Toronto-Dominion Bank/New York
15,000,000 5.840% 0,4/1/2024
d
15,010,846
Truist Bank
19,055,000
5.510% (SOFRRATE +
0.200%),1/17/2024
d
19,024,311
Truist Financial Corporation
3,805,000 3.750% ,12/6/2023 3,793,665
UBS AG/London
24,095,000
5.670% (SOFRRATE +
0.360%),2/9/2024
b,d
24,084,601
UDR, Inc.
5,535,000 5.540% ,11/1/2023
b,c
5,534,166
20,000,000 5.580% ,11/9/2023
b,c
19,972,794
25,000,000 5.550% ,11/16/2023
b,c
24,939,104
Victory Receivables Corporation
25,000,000 5.610% ,2/12/2024
b,c
24,598,541
Wells Fargo Bank NA
15,000,000
5.780% (SOFRRATE +
0.470%),11/6/2023
d
15,000,874
25,000,000
5.940% (SOFRRATE +
0.630%),4/5/2024
d
25,031,687
10,000,000
5.910% (SOFRRATE +
0.600%),9/12/2024
d
10,006,064
15,000,000
5.940% (SOFRRATE +
0.630%),9/16/2024
d
15,012,258
10,000,000
5.870% (SOFRRATE +
0.560%),10/25/2024
d
9,999,269
Westpac Banking Corporation
15,000,000
5.780% (SOFRRATE +
0.460%),11/10/2023
b,d
15,001,422
5,000,000 3.150% ,1/16/2024
b
4,970,404
24,299,000
6.436% (TSFR3M +
1.032%),2/26/2024
d
24,345,813
Westpac Securities NZ, Ltd./
London
23,193,000 5.650% ,4/15/2024
b,c
22,578,049
Total 1,670,626,282
Principal
Amount Foreign ( 2.7% )
a
Value
Caisse d'Amortissement de la Dette
Sociale
25,000,000 5.520% ,1/29/2024
b
24,655,000
25,000,000 5.540% ,2/6/2024
b
24,623,353
25,000,000 5.570% ,2/13/2024
b
24,595,531
25,000,000 5.560% ,2/20/2024
b
24,568,712
25,000,000 5.560% ,2/23/2024
b
24,557,224
Total 122,999,820
Principal
Amount Technology ( 1.6% )
a
Value
Oracle Corporation
25,000,000 5.555% ,11/17/2023
b
24,935,278
25,000,000 5.520% ,11/20/2023
b
24,923,642

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Technology (1.6%)
a
Value
$ 25,000,000 5.570% ,11/28/2023
b
$ 24,892,891
Total 74,751,811
Principal
Amount Transportation ( 2.5% )
a
Value
Canadian National Railway
Company
22,740,000 5.460% ,11/2/2023
b,c
22,733,196
25,000,000 5.460% ,11/3/2023
b,c
24,988,774
Canadian Pacific Railway Company
15,000,000 5.500% ,11/8/2023
b
14,981,881
Ryder System, Inc.
25,000,000 5.520% ,11/3/2023 24,988,700
25,000,000 5.570% ,11/22/2023 24,915,748
Total 112,608,299
Principal
Amount
U.S. Government & Agencies
( 12.9% )
a
Value
Federal Agricultural Mortgage
Corporation
45,000,000
5.510% (SOFRRATE +
0.200%),8/7/2025
d
45,017,939
Federal Farm Credit Bank
25,000,000
5.410% (SOFRRATE +
0.100%),9/19/2024
d
24,999,427
11,000,000
5.460% (SOFRRATE +
0.150%),1/3/2025
d
11,002,862
15,000,000
5.430% (FEDL 1M +
0.100%),1/24/2025
d
14,999,291
50,000,000
5.480% (FEDL 1M +
0.150%),2/3/2025
d
49,996,748
5,000,000
5.470% (SOFRRATE +
0.160%),4/10/2025
d
5,001,180
5,000,000
5.470% (SOFRRATE +
0.160%),5/15/2025
d
5,000,902
Federal Home Loan Bank
50,000,000
5.370% (SOFRRATE +
0.060%),11/28/2023
d
50,002,038
10,000,000
5.400% (SOFRRATE +
0.090%),12/1/2023
d
10,000,742
25,000,000
5.330% (SOFRRATE +
0.020%),12/5/2023
d
24,999,600
3,330,000
5.380% (SOFRRATE +
0.070%),12/14/2023
d
3,330,032
20,000,000
5.345% (SOFRRATE +
0.035%),2/16/2024
d
20,007,687
20,000,000
5.350% (SOFRRATE +
0.040%),2/16/2024
d
19,999,731
25,000,000
5.390% (SOFRRATE +
0.080%),2/26/2024
d
24,999,767
25,000,000
5.355% (SOFRRATE +
0.045%),3/4/2024
d
24,999,787
23,000,000
5.430% (SOFRRATE +
0.120%),3/14/2024
d
23,005,536
25,000,000 5.400% ,3/27/2024 24,955,003
25,000,000
5.365% (SOFRRATE +
0.055%),5/15/2024
d
24,999,401
20,000,000
5.375% (SOFRRATE +
0.065%),5/24/2024
d
20,008,686
25,000,000
5.430% (SOFRRATE +
0.120%),5/28/2024
d
25,002,029
25,000,000
5.370% (SOFRRATE +
0.060%),6/24/2024
d
25,017,499
Principal
Amount
U.S. Government & Agencies
(12.9%)
a
Value
$ 22,000,000
5.375% (SOFRRATE +
0.065%),7/23/2024
d
$ 22,018,380
U.S. International Development
Finance Corporation
6,699,600
5.570% (T-BILL 3M +
FLAT),11/7/2023
d
6,699,600
8,433,077
5.570% (T-BILL 3M +
FLAT),11/7/2023
d
8,433,077
2,444,442
5.570% (T-BILL 3M +
FLAT),11/7/2023
d
2,444,442
10,790,598
5.580% (T-BILL 3M +
FLAT),11/7/2023
d
10,790,598
11,111,110
5.580% (T-BILL 3M +
FLAT),11/7/2023
d
11,111,110
U.S. Treasury Notes
50,000,000
5.419% (USBMMY 3M +
0.037%),7/31/2024
d
50,013,280
Total 588,856,374
Principal
Amount U.S. Municipals ( 0.9% )
a
Value
City of Austin, TX
17,500,000 5.490% ,12/6/2023
c
17,496,171
Long Island Power Auth.
25,000,000 5.530% ,11/30/2023
c
24,995,272
Total 42,491,443
Principal
Amount Utilities ( 17.4% )
a
Value
Ameren Corporation
25,000,000 5.530% ,11/2/2023 24,992,468
7,000,000 5.540% ,11/3/2023 6,996,836
16,500,000 5.550% ,11/6/2023 16,485,071
15,000,000 5.550% ,11/10/2023 14,977,305
25,000,000 5.600% ,11/20/2023 24,923,565
American Electric Power Company,
Inc.
11,790,000 0.750% ,11/1/2023 11,790,000
20,000,000 5.530% ,11/10/2023
b
19,969,739
25,000,000 5.570% ,11/15/2023
b
24,942,969
26,200,000 5.570% ,11/27/2023
b
26,091,080
25,000,000 5.610% ,12/15/2023
b
24,825,312
Consolidated Edison, Inc.
10,008,000 0.650% ,12/1/2023 9,966,909
DTE Energy Company
11,230,000 5.530% ,11/1/2023
b,c
11,228,309
25,000,000 5.550% ,11/14/2023
b,c
24,946,825
18,045,000 5.550% ,11/16/2023
b,c
18,001,045
Duke Energy Corporation
5,000,000 5.500% ,11/7/2023
b
4,994,721
Enterprise Products Operating, LLC
44,165,000 5.400% ,11/1/2023
b,c
44,158,349
Eversource Energy
25,000,000 5.550% ,11/9/2023
b
24,965,728
25,000,000 5.526% ,11/10/2023
b
24,961,908
Florida Power & Light Company
5,000,000
5.740% (SOFRINDX +
0.380%),1/12/2024
d
5,000,064
National Rural Utilities Cooperative
Finance Corporation
10,000,000 3.400% ,11/15/2023 9,991,020

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Utilities (17.4%)
a
Value
NextEra Energy Capital Holdings,
Inc.
$ 25,000,000 5.520% ,11/6/2023
b,c
$ 24,977,512
25,000,000 5.550% ,11/7/2023
b,c
24,973,750
25,000,000 5.550% ,11/8/2023
b,c
24,969,948
25,000,000 5.630% ,12/6/2023
b,c
24,860,700
25,840,000 5.665% ,12/12/2023
b,c
25,671,661
NiSource, Inc.
25,000,000 5.540% ,11/2/2023
b
24,992,468
25,000,000 5.540% ,11/6/2023
b
24,977,381
5,000,000 5.540% ,11/7/2023
b
4,994,721
9,000,000 5.540% ,11/8/2023
b
8,989,129
25,000,000 5.580% ,11/9/2023
b
24,965,992
15,000,000 5.560% ,11/13/2023
b
14,970,405
PacifiCorp
28,000,000 5.450% ,11/1/2023 27,995,783
11,510,000 3.600% ,4/1/2024 11,400,925
Public Service Enterprise Group,
Inc.
32,030,000 0.841% ,11/8/2023 32,001,201
Sempra
42,750,000 5.510% ,11/2/2023
b
42,737,121
25,000,000 5.550% ,11/6/2023
b
24,977,381
13,200,000 5.540% ,11/7/2023
b
13,186,063
13,500,000 5.540% ,11/16/2023
b
13,467,056
TransCanada PipeLines , Ltd.
23,700,000 5.560% ,11/9/2023
b
23,667,761
Union Electric Company
4,810,000 5.430% ,11/1/2023 4,809,276
Total 797,795,457
Total Investments (cost
$4,611,884,592) 100.8% $4,611,781,680
Other Assets and Liabilities,
Net (0.8)% (38,602,789)
Total Net Assets 100.0% $4,573,178,891
a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2023, the value of these investments was $2,748,405,018 or
60.1% of total net assets.
c Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
d Denotes variable rate securities. The rate shown is as
of October 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
Definitions:
Auth. - Authority
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
TSFR3M - CME Term SOFR 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 411,459
Gross unrealized depreciation (514,371)
Net unrealized appreciation (depreciation) $ (102,912)
Cost for federal income tax purposes $ 4,611,884,592
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 4,920,887 – 4,920,887 –
Basic Materials 162,754,379 – 162,754,379 –
Capital Goods 188,114,877 – 188,114,877 –
Consumer Cyclical 650,443,476 – 650,443,476 –
Consumer Non-Cyclical 112,476,373 – 112,476,373 –
Energy 82,942,202 – 82,942,202 –
Financials 1,670,626,282 – 1,670,626,282 –
Foreign 122,999,820 – 122,999,820 –
Technology 74,751,811 – 74,751,811 –
Transportation 112,608,299 – 112,608,299 –
U.S. Government & Agencies 588,856,374 – 588,856,374 –
U.S. Municipals 42,491,443 – 42,491,443 –
Utilities 797,795,457 – 797,795,457 –
Total Investments at Value $4,611,781,680 $– $4,611,781,680 $–

Small Cap Value Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.1% ) Value
Communications Services (1.2%)
92,351 Ziff Davis, Inc.
a
$ 5,583,541
Total 5,583,541
Consumer Discretionary (12.3%)
202,325 Cedar Fair, LP 7,182,538
262,081 Cheesecake Factory, Inc. 8,142,857
621,224 Everi Holdings, Inc.
a
6,703,007
85,935 Grand Canyon Education, Inc.
a
10,168,689
60,386 Lear Corporation 7,835,687
78,150 Meritage Homes Corporation 8,910,663
204,165 Tapestry, Inc. 5,626,787
32,881 Wyndham Hotels & Resorts, Inc. 2,380,584
Total 56,950,812
Consumer Staples (4.9%)
34,584 Casey's General Stores, Inc. 9,403,735
255,487 Pilgrim's Pride Corporation
a
6,514,919
519,282 Primo Water Corporation 6,781,823
Total 22,700,477
Energy (6.6%)
74,077 Helmerich & Payne, Inc. 2,931,227
366,616 Magnolia Oil & Gas Corporation 8,230,529
464,799 NOV, Inc. 9,277,388
468,815 TechnipFMC plc 10,088,899
Total 30,528,043
Financials (20.6%)
244,067 Ally Financial, Inc. 5,903,981
149,974 Banner Corporation 6,330,403
354,947 Cadence Bank 7,517,777
183,627 Essent Group, Ltd. 8,674,539
54,975 Evercore, Inc. 7,156,646
665,341 F.N.B. Corporation 7,112,495
613,150 First Commonwealth Financial
Corporation 7,468,167
47,455 Houlihan Lokey, Inc. 4,770,177
509,774 Old National Bancorp 6,983,904
67,199 RLI Corporation 8,953,595
150,088 Voya Financial, Inc. 10,021,376
182,628 Western Alliance Bancorp 7,506,011
96,548 Wintrust Financial Corporation 7,211,170
Total 95,610,241
Health Care (6.4%)
115,052 Enovis Corporation
a
5,280,887
220,933 Envista Holdings Corporation
a
5,141,111
183,889 Globus Medical, Inc.
a
8,405,566
123,422 Progyny, Inc.
a
3,808,803
112,845 QuidelOrtho Corporation
a
6,892,572
Total 29,528,939
Industrials (21.0%)
177,175 AAR Corporation
a
10,517,108
253,181 Air Lease Corporation 8,767,658
263,966 Barnes Group, Inc. 5,487,853
37,065 Curtiss-Wright Corporation 7,368,893
317,393 Dun & Bradstreet Holdings, Inc. 2,780,363
251,647 Fluor Corporation
a
8,377,329
117,389 Greenbrier Companies, Inc. 4,060,485
22,128 Herc Holdings, Inc. 2,363,049
119,550 Kirby Corporation
a
8,930,385
Shares Common Stock (97.1%) Value
Industrials (21.0%) - continued
66,255 ManpowerGroup, Inc. $ 4,635,862
208,978 Masterbrand, Inc.
a
2,321,746
67,179 Moog, Inc. 7,796,123
365,735 Schneider National, Inc. 9,264,068
110,170 Timken Company 7,614,950
146,174 V2X, Inc.
a
7,465,106
Total 97,750,978
Information Technology (8.6%)
319,183 Celestica, Inc. 7,452,923
109,997 Ciena Corporation
a
4,641,873
69,847 FormFactor, Inc.
a
2,366,416
328,471 Knowles Corporation
a
4,266,838
107,934 MKS Instruments, Inc. 7,086,947
78,299 Plexus Corporation
a
7,698,358
581,042 TTM Technologies, Inc.
a
6,676,173
Total 40,189,528
Materials (8.0%)
106,390 Berry Plastics Group, Inc. 5,851,450
95,394 Carpenter Technology Corporation 5,983,112
92,171 Greif, Inc. 5,852,858
136,630 Ingevity Corporation
a
5,503,456
281,003 Summit Materials, Inc.
a
9,244,999
441,650 Tronox Holdings plc 4,721,239
Total 37,157,114
Real Estate (5.1%)
93,444 Agree Realty Corporation 5,227,257
890,075 Cushman and Wakefield plc
a
6,559,853
392,531 Independence Realty Trust, Inc. 4,863,459
345,163 Plymouth Industrial REIT, Inc. 6,882,550
Total 23,533,119
Utilities (2.4%)
107,869 Black Hills Corporation 5,215,466
104,632 Spire, Inc. 5,820,678
Total 11,036,144
Total Common Stock
(cost $478,326,586) 450,568,936
Shares Short-Term Investments ( 2.8% ) Value
Thrivent Core Short-Term Reserve
Fund
1,303,422 5.690% 13,034,216
Total Short-Term Investments
(cost $13,034,216) 13,034,216
Total Investments (cost
$491,360,802) 99.9% $463,603,152
Other Assets and Liabilities, Net
0.1% 683,200
Total Net Assets 100.0% $464,286,352
a Non-income producing security.
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Value Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 34,907,011
Gross unrealized depreciation (64,496,950)
Net unrealized appreciation (depreciation) $ (29,589,939)
Cost for federal income tax purposes $ 493,193,091
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Small Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,583,541 5,583,541 – –
Consumer Discretionary 56,950,812 56,950,812 – –
Consumer Staples 22,700,477 22,700,477 – –
Energy 30,528,043 30,528,043 – –
Financials 95,610,241 95,610,241 – –
Health Care 29,528,939 29,528,939 – –
Industrials 97,750,978 97,750,978 – –
Information Technology 40,189,528 40,189,528 – –
Materials 37,157,114 37,157,114 – –
Real Estate 23,533,119 23,533,119 – –
Utilities 11,036,144 11,036,144 – –
Subtotal Investments in Securities $450,568,936 $450,568,936 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 13,034,216
Subtotal Other Investments $13,034,216
Total Investments at Value $463,603,152
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Value Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $17,148 $134,017 $138,131 $13,034 1,303 2.8%
Total Affiliated Short-Term Investments 17,148 13,034 2.8
Total Value $17,148 $13,034
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $– $– $– $601
Total Income/Non Cash Income from Affiliated Investments $601
Total $– $– $–

Thrivent Core Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2023
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Low Volatility
Equity Fund
Assets
Investments in unaffiliated securities at cost $870,206,806 $481,747,511 $415,364,656 $426,288,469
Investments in affiliated securities at cost $34,880,736 $4,765,416 $5,144,517 $6,292,115
Investments in unaffiliated securities at value (#) 690,331,618 443,107,102 433,179,517 476,423,343
Investments in affiliated securities at value 34,880,736 4,765,416 5,144,517 6,292,115
Foreign currency — 1,979,726
(a)
30,411
(b)
—
Dividends and interest receivable 10,985,217 839,920 3,557,090 721,260
Prepaid expenses 3,350 2,845 2,865 3,667
Prepaid trustee fees 1,319 1,319 1,319 1,319
Receivable for:
Investments sold — 1,971,151 13,146,408 —
Variation margin on open future contracts — — 14,730 —
Total Assets 736,202,240 452,667,479 455,076,857 483,441,704
Liabilities
Accrued expenses 21,060 141,189 58,652 9,267
Cash overdraft — — — 3,529
Payable for:
Investments purchased — 2,993,380 12,717,856 —
Return of collateral for securities loaned 23,592,892 4,000 4,528,160 5,181,350
Foreign capital gain tax liability — 832,749 — —
Variation margin on open future contracts — 83,525 — —
Administrative service fees 10,310 6,666 6,615 7,171
Director deferred compensation 4,384 3,811 4,384 4,377
Contingent liabilities^ — — — —
Total Liabilities 23,628,646 4,065,320 17,315,667 5,205,694
Net Assets
Capital stock (beneficial interest) 970,328,903 555,820,854 441,857,885 390,031,203
Distributable earnings/(accumulated loss) (257,755,309) (107,218,695) (4,096,695) 88,204,807
Total Net Assets $712,573,594 $448,602,159 $437,761,190 $478,236,010
Shares of beneficial interest outstanding 97,971,735 55,530,517 47,991,492 43,235,356
Net asset value per share $7.27 $8.08 $9.12 $11.06
(#) Includes securities on loan of $22,271,678 $0 $4,200,326 $5,039,490
(a) Foreign currency holdings, cost $1,968,522.
(b) Foreign currency holdings, cost $32,068.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Core Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2023
Mid Cap Value
Fund
Short-Term
Reserve Fund
Small Cap Value
Fund
Assets
Investments in unaffiliated securities at cost $457,624,587 $4,611,884,592 $478,326,586
Investments in affiliated securities at cost $9,130,993 $— $13,034,216
Investments in unaffiliated securities at value (#) 443,236,174 4,611,781,680 450,568,936
Investments in affiliated securities at value 9,130,993 — 13,034,216
Cash — 12,186 —
Dividends and interest receivable 445,395 10,232,860 183,621
Prepaid expenses 3,783 9,504 2,897
Prepaid trustee fees 1,319 1,319 1,319
Receivable for:
Investments sold — — 1,660,580
Total Assets 452,817,664 4,622,037,549 465,451,569
Liabilities
Distributions payable — 21,218,061 —
Accrued expenses 8,210 19,237 7,979
Payable for:
Investments purchased — 27,616,193 1,146,791
Administrative service fees 7,054 — 7,076
Director deferred compensation 1,486 5,167 3,371
Contingent liabilities^ — — —
Total Liabilities 16,750 48,858,658 1,165,217
Net Assets
Capital stock (beneficial interest) 461,332,903 4,574,463,061 507,508,489
Distributable earnings/(accumulated loss) (8,531,989) (1,284,170) (43,222,137)
Total Net Assets $452,800,914 $4,573,178,891 $464,286,352
Shares of beneficial interest outstanding 49,063,258 457,250,743 54,575,497
Net asset value per share $9.23 $10.00 $8.51
(#) Includes securities on loan of $— $— $—
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Core Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2023
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Low Volatility
Equity Fund
Investment Income
Dividends $140,858 $16,363,064 $18,350,469 $20,000,654
Interest 45,086,512 33,107 28,285 —
Affiliated income from securities loaned, net 93,629 37,675 98,009 1,706
Income from affiliated investments 935,863 228,616 86,383 115,532
Foreign tax withholding (19,890) (1,887,721) (2,086,994) (5,231)
Total Investment Income 46,236,972 14,774,741 16,476,152 20,112,661
Expenses
Administrative service fees 201,786 150,652 152,230 232,877
Audit and legal fees 39,092 64,546 59,750 41,321
Custody fees 48,484 598,696 138,236 28,890
Insurance expenses 6,548 5,549 5,551 7,119
Printing and postage expenses 7,002 9,429 9,555 7,682
Transfer agent fees 5,000 5,000 5,000 5,000
Directors' fees 9,697 9,634 9,697 9,696
Pricing service fees 34,023 42,261 44,915 1,256
Other expenses 15,793 24,680 21,262 14,729
Total Expenses Before Reimbursement 367,425 910,447 446,196 348,570
Less:
Total Net Expenses 367,425 910,447 446,196 348,570
Net Investment Income/(Loss) 45,869,547 13,864,294 16,029,956 19,764,091
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (20,030,877) (24,622,357)
(a)
3,798,812 46,627,677
Futures contracts — 1,061,143 334,702 (2,145,327)
Foreign currency transactions 22,799 (738,659) (187,183) —
Change in net unrealized appreciation/(depreciation) on:
Investments 44,962,471 62,408,186 36,907,894 (37,990,082)
Futures contracts — 317,939 133,329 —
Foreign currency transactions (5) 1,050 124,434 —
Foreign capital gain tax liability — (363,826) — —
Net Realized and Unrealized Gains/(Losses) 24,954,388 38,063,476 41,111,988 6,492,268
Net Increase/(Decrease) in Net Assets Resulting
From Operations $70,823,935 $51,927,770 $57,141,944 $26,256,359
(a) Includes foreign capital gain taxes paid of  $409,281.

Thrivent Core Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2023
Mid Cap Value
Fund
(a)
Short-Term
Reserve Fund
Small Cap Value
Fund
Investment Income
Dividends $5,793,696 $— $9,752,246
Interest 119,066 228,256,516 —
Income from affiliated investments 228,371 — 600,516
Foreign tax withholding — — (30,315)
Total Investment Income 6,141,133 228,256,517 10,322,447
Expenses
Administrative service fees 92,621 90,000 161,874
Amortization of offering costs 1,937 — 1,844
Audit and legal fees 31,293 59,973 38,164
Custody fees 7,054 51,560 8,508
Insurance expenses 3,153 20,883 5,190
Printing and postage expenses 4,156 7,057 6,910
Transfer agent fees 3,333 5,000 5,000
Directors' fees 6,308 9,773 9,562
Pricing service fees 613 44,812 818
Other expenses 6,599 14,610 14,714
Total Expenses Before Reimbursement 157,067 303,668 252,584
Less:
Reimbursement from adviser (431) — —
Total Net Expenses 156,636 303,668 252,584
Net Investment Income/(Loss) 5,984,497 227,952,849 10,069,863
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 150,349 115,542 (14,829,215)
Net increase from payments by affiliates — 9,122* —
Foreign currency transactions (5,219) — —
Change in net unrealized appreciation/(depreciation) on:
Investments (14,388,413) 1,712,883 (37,535,474)
Net Realized and Unrealized Gains/(Losses) (14,243,283) 1,837,547 (52,364,689)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(8,258,786) $229,790,396 $(42,294,826)
(a) For the period from February 28, 2023 (inception) through October 31, 2023.
* Net increase from payment from affiliate.  Additional information can be found in the accompanying Notes to Financial
Statements.

Thrivent Core Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging Markets Debt Fund Emerging Markets Equity Fund
For the periods ended
10/31/2023 10/31/2022 10/31/2023 10/31/2022
Operations
Net investment income/(loss) $45,869,547 $47,883,078 $13,864,294 $16,924,435
Net realized gains/(losses) (20,008,078) (41,229,466) (24,299,873) (50,472,601)
Change in net unrealized appreciation/(depreciation) 44,962,466 (237,746,526) 62,363,349 (154,553,879)
Net Change in Net Assets Resulting From Operations
70,823,935 (231,092,914) 51,927,770 (188,102,045)
Distributions to Shareholders
From net investment income/net realized gains (46,609,607) (48,512,364) (16,649,785) (49,869,819)
Total Distributions to Shareholders
(46,609,607) (48,512,364) (16,649,785) (49,869,819)
Capital Stock Transactions
Sold 150,000 9,046,411 – 104,000,000
Distributions reinvested 46,609,607 48,512,364 16,649,785 49,869,819
Redeemed (103,611,000) (160,850,000) (7,000,000) (63,000,000)
Total Capital Stock Transactions (56,851,393) (103,291,225) 9,649,785 90,869,819
Net Increase/(Decrease) in Net Assets (32,637,065) (382,896,503) 44,927,770 (147,102,045)
Net Assets, Beginning of Period 745,210,659 1,128,107,162 403,674,389 550,776,434
Net Assets, End of Period $712,573,594 $745,210,659 $448,602,159 $403,674,389
Capital Stock Share Transactions
Sold 18,885 952,421 – 9,212,412
Distributions reinvested 6,143,082 5,936,635 2,032,941 4,589,026
Redeemed (13,518,782) (17,774,981) (868,487) (6,000,557)
Total Capital Stock Share Transactions
(7,356,815) (10,885,925) 1,164,454 7,800,881
(a) For the period from February 28, 2023 (inception) through October 31, 2023.

Thrivent Core Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

International Equity Fund Low Volatility Equity Fund Mid Cap Value Fund
10/31/2023 10/31/2022 10/31/2023 10/31/2022 10/31/2023
(a)
$16,029,956 $14,064,146 $19,764,091 $19,934,037 $5,984,497
3,946,331 3,955,375 44,482,350 82,480,620 145,130
37,165,657 (161,734,857) (37,990,082) (159,849,266) (14,388,413)
57,141,944 (143,715,336) 26,256,359 (57,434,609) (8,258,786)
(11,698,806) (27,365,817) (100,878,461) (172,294,759) –
(11,698,806) (27,365,817) (100,878,461) (172,294,759) –
22,000,000 4,000,000 – – 500,160,000
11,698,806 27,365,817 100,878,461 172,294,759 –
(72,000,000) (222,651,148) (556,000,000) (92,000,000) (39,100,300)
(38,301,194) (191,285,331) (455,121,539) 80,294,759 461,059,700
7,141,944 (362,366,484) (529,743,641) (149,434,609) 452,800,914
430,619,246 792,985,730 1,007,979,651 1,157,414,260 –
$437,761,190 $430,619,246 $478,236,010 $1,007,979,651 $452,800,914
2,308,499 345,126 – – 53,131,531
1,329,410 2,517,554 8,745,025 13,127,212 –
(7,692,046) (20,517,410) (48,900,330) (6,980,273) (4,068,273)
(4,054,137) (17,654,730) (40,155,305) 6,146,939 49,063,258

Thrivent Core Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Short-Term Reserve Fund Small Cap Value Fund
For the periods ended
10/31/2023 10/31/2022 10/31/2023 10/31/2022
(a)
Operations
Net investment income/(loss) $227,952,849 $68,025,403 $10,069,863 $3,625,267
Net realized gains/(losses) 124,664 (323,842) (14,829,215) (7,821,313)
Change in net unrealized appreciation/(depreciation) 1,712,883 (1,727,231) (37,535,474) 9,777,824
Net Change in Net Assets Resulting From Operations
229,790,396 65,974,330 (42,294,826) 5,581,778
Distributions to Shareholders
From net investment income/net realized gains (227,952,849) (68,025,403) (6,546,525) –
Total Distributions to Shareholders
(227,952,849) (68,025,403) (6,546,525) –
Capital Stock Transactions
Sold 14,590,457,649 17,293,208,588 – 540,100,000
Distributions reinvested – – 6,546,525 –
Redeemed (14,245,900,003) (19,602,553,084) (39,000,000) (100,600)
Total Capital Stock Transactions 344,557,646 (2,309,344,496) (32,453,475) 539,999,400
Net Increase/(Decrease) in Net Assets 346,395,193 (2,311,395,569) (81,294,826) 545,581,178
Net Assets, Beginning of Period 4,226,783,698 6,538,179,267 545,581,178 –
Net Assets, End of Period $4,573,178,891 $4,226,783,698 $464,286,352 $545,581,178
Capital Stock Share Transactions
Sold 1,459,045,765 1,729,320,858 – 58,267,886
Distributions reinvested – – 713,907 –
Redeemed (1,424,590,000) (1,960,255,308) (4,396,296) (10,000)
Total Capital Stock Share Transactions
34,455,765 (230,934,450) (3,682,389) 58,257,886
(a) For the period from March 31, 2022 (commencement date of operations) through October 31, 2022.

Thrivent Core Funds
Notes to Financial Statements
October 31, 2023

1) ORGANIZATION
Thrivent Core Funds (the “Trust”) was organized as a Delaware statutory trust on March 18, 2016, and is registered as an open-end management investment company under the Investment Company
Act of 1940. The Trust is established solely for investment by other
Thrivent entities.  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value (if any) as the
Trust's Board of Trustees may determine from time to time.  The Trust is divided into seven separate series, each with its own investment objective and policies (each, a "Fund" and, collectively, the "Funds").
The seven series of the Trust are Thrivent Core Emerging Markets
Debt and Thrivent Core Emerging Markets Equity, which are non-
diversified, and Thrivent Core International Equity, Thrivent Core
Low Volatility Equity, Thrivent Core Mid Cap Value, Thrivent Core
Short-Term Reserve and Thrivent Core Small Cap Value, which
are diversified.  Thrivent Core Short-Term Reserve serves as a cash sweep vehicle for Thrivent Mutual Funds and Thrivent Series Fund,
Inc.
Thrivent Core Mid Cap Value was incepted on February 28, 2023.
The Funds are each an investment company which follows the
accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 – Financial Services – Investment Companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close or regular trading on such exchange or the official closing price of the national market system.
Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and future contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates
provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has chosen the Funds' investment adviser, Thrivent
Asset Management, LLC (the "Adviser") as the valuation designee, responsible for daily valuation of the Funds' securities. The
Adviser has formed a Valuation Committee (the “Committee”)
that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds' investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that

Thrivent Core Funds
Notes to Financial Statements
October 31, 2023

may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of October 31, 2023, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to each Fund's tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds also are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily.  The Funds are charged for those expenses that are directly attributable to them.  Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends from
Emerging Markets Debt are declared and distributed monthly.
Dividends from Emerging Markets Equity, International Equity, Low
Volatility Equity, Mid Cap Value, and Small Cap Value are declared and distributed annually.  Dividends from Short-Term Reserve are declared daily and distributed monthly.  Net realized gains from securities transactions, if any, are paid at least annually after the

Thrivent Core Funds
Notes to Financial Statements
October 31, 2023

close of the fiscal year.  In addition, the Funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates
or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, swaps). For
derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended October 31, 2023, Core Emerging Markets
Equity, Core International Equity, and Core Low Volatility Equity used equity futures to manage exposure to the equities market.

Thrivent Core Funds
Notes to Financial Statements
October 31, 2023

For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
—  The
Funds may purchase or sell securities on a when-issued or
delayed-delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed-
delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Contingent Liabilities
— In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the year ended October 31, 2023, no Fund reported an accrual for contingent liabilities.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Amortization of Offering Costs
— The offering costs referenced
in the Statement of Operations for Mid Cap Value and Small Cap
Value are costs incurred by the Fund in order to establish it for sale.  These costs generally include any legal costs associated with registering the Fund.  These costs are amortized over a period of 12 months from inception.
Recent Accounting Pronouncements
—
In June 2022, the Financial Accounting Standards Board
(“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU
2022-03”), “Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December
15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund’s financial statements.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Fees
— The Trust has entered into an administration and accounting services agreement with the Adviser pursuant to which the Adviser provides certain administrative and accounting personnel and services. The Fund pays an annual fixed fee plus percentage of net assets to the Adviser. These fees are accrued daily and paid monthly. For the year ended October 31, 2023, the Adviser received aggregate fees for administrative and accounting personnel and services of $1,082,040 from the Trust.
The Trust has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency services necessary to the Trust.  These fees are accrued daily and paid monthly.  For the year ended, October 31,
2023, Thrivent Investor Services received $33,333 for transfer agent services from the Trust.

Thrivent Core Funds
Notes to Financial Statements
October 31, 2023

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds. Thrivent
Money Market is not eligible for the deferral plan.  The value of each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of
Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and
Liabilities, is unsecured.
Those trustees not participating in the above plan received
$50,698 in fees from the Trust during the year ended October
31, 2023. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor
Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— The Funds may invest in
other mutual funds. Fees and expenses of those underlying funds are not included in the Funds' expense ratio. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow
cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the year ended
October 31, 2023, no Funds borrowed cash through the interfund lending program.
(4) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance
with the applicable federal income tax regulations, which may differ from GAAP. The differences between book-basis and
tax-basis distributable earnings are primarily attributable to timing differences in recognizing certain gains and losses on investment transactions, such as wash sales, spinoffs, modifications of debt instruments, unrealized and realized activity related to derivatives, and treatment of partnerships and  passive foreign investments companies.  At the end of the fiscal year, reclassifications between net asset accounts are made for differences that are permanent in nature.  These permanent differences primarily relate to the tax treatment of partnerships, passive foreign investment companies and utilization of earnings and profits distributed to shareholders on redemption of shares.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:
At October 31, 2023, the components of distributable earnings on a tax basis were as follows:
At October 31, 2023, the following Funds had accumulated
net capital loss carryovers as follows:
To the extent these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
During the fiscal year 2023, capital loss carryovers utilized by the
Funds were as follows:
Portfolio
Distributable
earnings/
(accumulated
loss) Capital Stock
Low Volatility Equity $(20,419,640) $20,419,640
Mid Cap Value (273,203) 273,203
Small Cap Value 34,854 (34,854)
Fund
Undistributed
Ordinary Income
a
Undistributed
Long-Term Capital
Gain
Emerging Markets Debt $27,576 $ –
Emerging Markets Equity 15,047,840 –
International Equity 15,810,661 –
Low Volatility Equity 10,114,065 30,676,557
Mid Cap Value 7,402,003 –
Short-Term Reserve 43,987 –
Small Cap Value 6,549,610 –
(a)
Undistributed Ordinary Income includes income derived from short-
term capital gains, if any.
Fund
Capital Loss
Carryover
Emerging Markets Debt $ 90,414,792
Emerging Markets Equity 71,911,660
International Equity 28,956,038
Short-Term Reserve 1,209,076
Small Cap Value 19,902,961
Fund
Capital Loss
Carryover
Short-Term Reserve 115,542

Thrivent Core Funds
Notes to Financial Statements
October 31, 2023

The tax character of distributions paid during the years ended October 31, 2023 and 2022 was as follows:
(a)  Ordinary income includes income derived from short-term capital gains, if any.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended October 31, 2023, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended October 31, 2023, no Funds engaged in
these types of transactions.
(7) RELATED PARTY TRANSACTIONS
As of October 31, 2023, related parties held 100% of
the outstanding shares of all Thrivent Core Funds. Subscription and redemption activity by concentrated accounts may have a
significant effect on the operation of the Funds. In the case of a large redemption, the Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) PAYMENTS BY AFFILIATES
During the year ended October 31, 2023, the Adviser
reimbursed Short-Term Reserve Fund for a trade error.  The amount of this reimbursement is reflected in the Net increase from payments by affiliates on the Statement of Operations.
(9) SUBSEQUENT EVENTS
Effective December 8, 2023, Core Low Volatility Equity had a
net redemption of $246,000,000 equal to 20,829,805.25 shares, or 48.2% of outstanding shares at October 31, 2023.  The Adviser of the Funds has evaluated the impact of subsequent events through
December 18, 2023, the date the financial statements were issued, and except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(10) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of October 31, 2023, the following
Funds had portfolio concentration greater than 25% in certain sectors.
(11) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Ordinary Income (a) Long-Term Capital Gain
Fund
10/31/2023 10/31/2022 10/31/2023 10/31/2022
Emerging Markets Debt $46,609,607 $48,512,364 $– $–
Emerging Markets Equity 16,649,785 29,916,516 – 19,953,303
International Equity 11,698,806 27,365,817 – –
Low Volatility Equity 20,355,798 45,631,768 80,522,663 126,662,991
Short-Term Reserve 227,952,849 68,025,403 – –
Small Cap Value 6,546,525 – – –
In thousands
Fund Purchases
Sales/
Paydowns
Emerging Markets Debt $115,022 $163,487
Emerging Markets Equity 379,030 370,546
International Equity 408,866 440,996
Low Volatility Equity 812,752 1,350,937
Mid Cap Value 604,481 147,007
Short-Term Reserve 246,586 465,146
Small Cap Value 289,611 314,890
In thousands
Fund Purchases
Sales/
Paydowns
Short-Term Reserve $253,997 $34,662
Fund Sector
% of Total Net
Assets
Emerging Markets Debt Foreign Government 83.3%
Short-Term Reserve Financials 36.5%

Thrivent Core Funds
Notes to Financial Statements
October 31, 2023

China Risk
— There are special risks associated with investments
in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints, expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage.
Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. A reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Fund’s performance.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, and transfer agents) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’
ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the
Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems

Thrivent Core Funds
Notes to Financial Statements
October 31, 2023

and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions,

Thrivent Core Funds
Notes to Financial Statements
October 31, 2023

inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk or rising interest rates.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund
investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders of a
Fund (which may include institutional investors and affiliated Funds)
may make relatively large redemptions or purchases of shares. These transactions may cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Prepayment Risk
— Mortgage-backed and asset-backed
securities are sensitive to changes in the repayment patterns of the underlying securities, including the conversion, prepayment or redemption of the investments. If the principal payment on the underlying asset is repaid faster than the holder of the mortgage-
backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates. When people start prepaying the principal on the collateral underlying a collateralized mortgage obligation

Thrivent Core Funds
Notes to Financial Statements
October 31, 2023

(“CMOs”) (such as mortgages underlying a CMO), for example,
some classes may retire substantially earlier than the stated maturity or final distribution dates.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Redemption and Lending Risk
— The Fund participates in
an interfund lending program (the “Program”) which enables a participating fund to lend cash directly to and borrow money from other participating funds for temporary purposes. The other participants in the Program are other mutual funds advised by the Adviser and its affiliates. Under the Program, all loans will be made by the Fund. There is risk that a borrowing fund could be unable to repay a loan when due, and a delay in repayment to the Fund could result in a lost opportunity and increase risk of the
Fund experiencing a loss when meeting redemption requests if it is forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Redemption and Share Ownership Risk
— The Fund may need
to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares,
(ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. A majority of the Fund’s shares may be held by other mutual funds advised by the Adviser and its affiliates.
It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies. Accordingly, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies which could have adverse consequences
for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).
Regional Risk
— The Fund will generally have more exposure
to the specific regional or country economic risks where it has significant investments. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial volatility, illiquidity or reduction in the value of the Fund’s investments.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may

Thrivent Core Funds
Notes to Financial Statements
October 31, 2023

be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Core Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
EMERGING MARKETS DEBT FUND
Year Ended 10/31/2023 $ 7.08 $ 0.45 $ 0.20 $ 0.65 $ (0.46) $ –
Year Ended 10/31/2022 9.71 0.45 (2.62) (2.17) (0.46) –
Year Ended 10/31/2021 9.81 0.43 (0.10) 0.33 (0.43) –
Year Ended 10/31/2020 9.83 0.45 (0.02) 0.43 (0.45) –
Year Ended 10/31/2019 9.04 0.44 0.79 1.23 (0.44) –
EMERGING MARKETS EQUITY FUND
Year Ended 10/31/2023 7.43 0.25 0.71 0.96 (0.31) –
Year Ended 10/31/2022 11.83 0.27 (3.64) (3.37) (0.24) (0.79)
Year Ended 10/31/2021 10.36 0.28 1.28 1.56 (0.09) –
Year Ended 10/31/2020
(c)
10.00 0.08 0.28 0.36 – –
INTERNATIONAL EQUITY FUND
Year Ended 10/31/2023 8.27 0.33 0.74 1.07 (0.22) –
Year Ended 10/31/2022 11.38 0.37 (2.95) (2.58) (0.53) –
Year Ended 10/31/2021 8.45 0.24 2.92 3.16 (0.23) –
Year Ended 10/31/2020 9.68 0.22 (1.07) (0.85) (0.38) –
Year Ended 10/31/2019 9.28 0.33 0.37 0.70 (0.30) –
LOW VOLATILITY EQUITY FUND
Year Ended 10/31/2023
(d)
12.09 0.24 (0.08) 0.16 (0.22) (0.97)
Year Ended 10/31/2022 14.98 0.23 (0.90) (0.67) (0.18) (2.04)
Year Ended 10/31/2021 11.61 0.26 3.39 3.65 (0.23) (0.05)
Year Ended 10/31/2020 12.10 0.23 (0.10) 0.13 (0.24) (0.38)
Year Ended 10/31/2019 10.54 0.24 1.72 1.96 (0.17) (0.23)
MID CAP VALUE FUND
Year Ended 10/31/2023
(e)
10.00 0.12 (0.89) (0.77) – –
SHORT-TERM RESERVE FUND
Year Ended 10/31/2023 10.00 0.51 0.00 0.51 (0.51) –
Year Ended 10/31/2022 10.00 0.13 0.00 0.13 (0.13) –
Year Ended 10/31/2021 10.00 0.02 0.00 0.02 (0.02) –
Year Ended 10/31/2020 10.00 0.12 0.00 0.12 (0.12) 0.00
Year Ended 10/31/2019 10.00 0.26 0.00 0.26 (0.26) –
SMALL CAP VALUE FUND
Year Ended 10/31/2023 9.36 0.18 (0.92) (0.74) (0.11) –
Year Ended 10/31/2022
(f)
10.00 0.06 (0.70) (0.64) – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c)
(d)
Since commencement date of operations, February 3, 2020.
Per share amounts have been calculated using the average shares method.
(e) Since commencement date of operations , February 28, 2023.
(f) Since commencement date of operations, March 31, 2022.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Core Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.46) $ 7.27 9.08% $ 712.6 0.05% 5.92% 0.05% 5.92% 16%
(0.46) 7.08 (22.88)% 745.2 0.04% 5.35% 0.04% 5.35% 20%
(0.43) 9.71 3.38% 1,128.1 0.04% 4.35% 0.04% 4.35% 55%
(0.45) 9.81 4.49% 998.2 0.04% 4.61% 0.04% 4.61% 36%
(0.44) 9.83 13.84% 849.7 0.04% 4.63% 0.04% 4.63% 32%
(0.31) 8.08 12.81% 448.6 0.19% 2.92% 0.19% 2.92% 80%
(1.03) 7.43 (31.16)% 403.7 0.19% 3.24% 0.19% 3.24% 82%
(0.09) 11.83 15.05% 550.8 0.19% 2.27% 0.19% 2.27% 93%
– 10.36 3.60% 478.4 0.34% 2.35% 0.34% 2.35% 59%
(0.22) 9.12 13.09% 437.8 0.09% 3.31% 0.09% 3.31% 86%
(0.53) 8.27 (23.81)% 430.6 0.09% 2.61% 0.09% 2.61% 81%
(0.23) 11.38 37.77% 793.0 0.08% 2.19% 0.08% 2.19% 102%
(0.38) 8.45 (9.32)% 739.0 0.06% 2.50% 0.06% 2.50% 71%
(0.30) 9.68 7.99% 830.8 0.06% 3.54% 0.06% 3.54% 89%
(1.19) 11.06 1.07% 478.2 0.04% 2.06% 0.04% 2.06% 87%
(2.22) 12.09 (5.48)% 1,008.0 0.03% 1.91% 0.03% 1.91% 79%
(0.28) 14.98 31.84% 1,157.4 0.03% 1.78% 0.03% 1.78% 80%
(0.62) 11.61 0.98% 1,395.7 0.04% 2.02% 0.04% 2.02% 71%
(0.40) 12.10 19.42% 1,028.5 0.04% 2.19% 0.04% 2.19% 62%
– 9.23 (7.70)% 452.8 0.06% 2.21% 0.06% 2.21% 39%
(0.51) 10.00 5.27% 4,573.2 0.01% 5.14% 0.01% 5.14% 101%
(0.13) 10.00 1.28% 4,226.8 0.01% 1.11% 0.01% 1.11% 85%
(0.02) 10.00 0.17% 6,538.2 0.01% 0.17% 0.01% 0.17% 91%
(0.12) 10.00 1.23% 4,722.4 0.01% 1.26% 0.01% 1.26% 162%
(0.26) 10.00 2.59% 5,884.9 0.01% 2.55% 0.01% 2.55% 135%
(0.11) 8.51 (7.97)% 464.3 0.05% 1.86% 0.05% 1.86% 55%
– 9.36 (6.40)% 545.6 0.06% 1.55% 0.06% 1.55% 19%

Additional Information
(Unaudited)
PROXY VOTING
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s
Statement of Additional Information. The Trust files a report of how it voted proxies relating to portfolio securities on Form N-PX with the SEC. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at SEC.gov.
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
The Trust files its Schedule of Investments on Form N-PORT with the SEC. Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments. The Trust’s most recent Schedule of Investments can be found at SEC.gov.
SHAREHOLDER NOTIFICATION OF FEDERAL TAX INFORMATION
Pursuant to IRC 852(b)(3) of the Internal Revenue Code, Core Low Volatility Equity hereby designates $94,399,344 as long-term capital gains distributed during the year ended October 31, 2023, or if subsequently determined to be different, the net capital gain of such year.
The following information is provided solely to satisfy the requirements set forth by the Internal Revenue Code. Shareholders will be provided information regarding their distributions in January 2024.
The Funds designate the following percentages of dividends declared from net investment income as dividends qualifying for the 70%
dividends received deduction for corporations or as qualified dividend income for individuals under the Jobs and Growth Tax Relief
Reconciliation Act of 2003 for the tax period ending October 31, 2023:
Fund
Dividends
Received
Deduction for
Corporations
Qualified
Dividend
Income for
Individuals
Emerging Markets Equity 0% 62%
International Equity 0% 98%
Low Volatility Equity 9 2% 94%
Mid Cap Value 61% 62%
Small Cap Value 85% 88%

Board of Trustees and Officers
The following table provides information about the Trustees and Officers of the Trust. The Board is responsible for the management and supervision of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees each of seven series of the Trust and also serves as:
Trustee of Thrivent Mutual Funds, a registered investment company consisting of 25 series that offer Class A and Class S shares.
Director of Thrivent Series Fund, Inc., a registered investment company consisting of 32 funds that serve as underlying funds for variable contracts issued by Thrivent Financial for Lutherans (“Thrivent”) and separate accounts of insurance companies not affiliated with Thrivent.
Trustee of Thrivent Cash Management Trust, a registered investment company consisting of one fund that serves as a cash collateral fund for a securities lending program sponsored by Thrivent.
Trustee of Thrivent ETF Trust, a registered investment company consisting of one fund that is an exchange-traded fund.
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 800-847-
4836.
Interested Trustees
(1) (2) (3) (4)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
Michael W. Kremenak
(1978)
2021
Senior Vice President and Head of Mutual Funds, Thrivent since 2020; Vice President, Thrivent from 2015 to 2020. Trustee of Thrivent Church Loan and Income Fund from 2020 to 2023.
David S. Royal
(1971)
2016
Chief Financial Officer, Thrivent since 2022; Executive Vice President, Chief Investment Officer, Thrivent
since 2017; President, Mutual Funds from 2015 to 2023. Director of Thrivent Trust Company and Advisory
Board Member of Twin Bridge Capital Partners; Trustee of Thrivent Church Loan and Income Fund from
2020 to 2023.
Independent Trustees
(2) (3) (4) (5)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
Janice B. Case
(1952)
2016
Retired. Independent Director and member of the Audit Committee and Governance and Nominating
Committee at MN8 Energy LLC and MN8 Energy, Inc. since 2023; Independent Trustee of North American
Electric Reliability Corporation from 2008 to 2020.
Robert J. Chersi
(1961)
2017
Founder of Chersi Services LLC (consulting firm) since 2014. Lead Independent Director since 2019 and Director and Audit Committee Chair at BrightSphere Investment Group plc since 2016; Director and member of the Audit and Risk Oversight Committees of E*TRADE Financial Corporation and Director of
E*TRADE Bank from 2019 to 2020.
Arleas Upton Kea
(1957)
2022
Deputy to the Chairman for External Affairs, FDIC in 2021; Chief Operating Officer and Deputy to the
Chairman, FDIC from 2018 to 2021; Director, Administration, FDIC from 1999 to 2018. Board of Directors,
Combined Federal Campaign of the National Capital Area since 2021; Board of Directors, University of
Texas Alumni Association since 2021; Board of Directors, University of Texas Law School Foundation since
2021.
Paul R. Laubscher
(1956)
2016
Portfolio Manager for U.S. private real estate and equity and global public equity portfolios, hedge funds and currency of IBM Retirement Funds from 1997 to 2022.
Robert J. Manilla
(1962)
2022
Vice President and Chief Investment Officer, The Kresge Foundation since 2007. Board Member of
Bedrock Manufacturing Company since 2014; Board Member of Sustainable Insight Capital Management
LLC from 2013 to 2022; Board Member of Venture Michigan Fund from 2016 to 2020; Board Member of
McGowan Charitable fund from 2012 to 2019.
James A. Nussle
(1960)
2016
President and Chief Executive Officer of Credit Union National Association since September 2014; Director of Portfolio Recovery Associates (PRAA) since 2010; CEO of The Nussle Group LLC (consulting firm) since
2009.

Board of Trustees and Officers
James W. Runcie
(1963)
2022
Co-Founder and CEO of Partnership for Education Advancement since 2017. Board Member of Follett
Higher Education since 2022; Board Member of ECMC Group since 2021; Director and Audit Committee
Chair of Class Acceleration Corporation from 2021 to 2022.
Constance L. Souders
(1950)
2016
Retired.

Board of Trustees and Officers
Executive Officers
(2) (4)
Name (Year of Birth)
Position Held With Trust Principal Occupation(s) During the Past Five Years
Michael W. Kremenak (1978)
Trustee and President
Senior Vice President and Head of Mutual Funds, Thrivent since 2020; Vice
President, Thrivent from 2015 to 2020.
David S. Royal (1971)
Trustee and Chief Investment Officer
Chief Financial Officer, Thrivent since 2022; Executive Vice President, Chief
Investment Officer, Thrivent since 2017; President, Mutual Funds from 2015 to
2023.
Sarah L. Bergstrom (1977)
Treasurer and Principal Accounting Officer
Vice President, Chief Accounting Officer/Treasurer - Mutual Funds, Thrivent since
2022; Head of Mutual Fund Accounting, Thrivent from 2017 to 2022.
Edward S. Dryden (1965)
Chief Compliance Officer
Vice President, Chief Compliance Officer – Thrivent Funds, Thrivent since 2018;
Director, Chief Compliance Officer – Thrivent Funds, Thrivent from 2010 to 2018.
John D. Jackson (1977)
Secretary and Chief Legal Officer
Senior Counsel, Thrivent since 2017.
Kathleen M. Koelling (1977)
Privacy Officer
(6)
Vice President, Deputy General Counsel, Thrivent since 2018; Privacy Officer,
Thrivent since 2011; Anti-Money Laundering Officer, Thrivent from 2011 to 2019;
Vice President, Managing Counsel, Thrivent from 2016 to 2018.
Sharon K. Minta (1973)
Anti-Money Laundering Officer
(6)
Director, Compliance and Anti-Money Laundering Officer of the Financial Crimes
Unit, Thrivent since 2019; Compliance Manager of the Financial Crimes Unit,
Thrivent from 2014 to 2019.
Troy A. Beaver (1967)
Vice President
Vice President, Mutual Funds Marketing & Distribution, Thrivent since 2015.
Andrew R. Kellogg (1972)
Vice President
(7)
Director of Strategic Partnerships, Thrivent since 2021; Director, Client Relations,
SS&C/DST Systems, Inc. from 2016 to 2021.
Jill M. Forte (1974)
Assistant Secretary
Senior Counsel, Thrivent since 2017.
Richard L. Ramczyk (1976)
Assistant Treasurer
(6)
Director, Fund Accounting and Valuation, Thrivent since 2022; Manager, Mutual
Fund Accounting Operations, Thrivent from 2011 to 2022.
Taishiro A. Tezuka (1985)
Assistant Treasurer
Director, Fund Administration, Thrivent since 2023; Director, Asset Wealth
Management, PricewaterhouseCoopers LLP from 2020 to 2022; Senior Manager,
Asset Wealth Management, PricewaterhouseCoopers LLP from 2019 to 2020;
Manager, Asset Wealth Management, PricewaterhouseCoopers LLP from 2016 to
2019.
(1)
“Interested person” of the Trust as defined in the 1940 Act by virtue of a position with Thrivent. Mr. Kremenak and Mr. Royal are considered interested persons because of their principal occupations with Thrivent.
(2)
Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the Board until their successors are duly appointed and qualified.
(3)
Each Trustee oversees 66 portfolios.
(4)
The address for each Trustee and Officer unless otherwise noted is 901 Marquette Avenue, Suite 2500, Minneapolis, MN
55402-3211.
(5)
The Trustees, other than Mr. Kremenak and Mr. Royal, are not “interested persons” of the Trust and are referred to as
“Independent Trustees.”
(6)
The address for this Officer is 4321 North Ballard Road, Appleton, WI 54913.
(7)
The address for this Officer is 600 Portland Avenue S., Suite 100, Minneapolis, MN 55415-4402.

This report is submitted for the information of shareholders of Thrivent Core Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied
by the current prospectus for Thrivent Core Funds, which
contains more complete information about the Trust,
including investment objectives, risks, charges and
expenses.